UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02864
Pioneer Bond Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer Bond Fund
Class A / PIOBX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$4,837,627,403%
Total number of portfolio holdings	1,815^^
Portfolio turnover rate	22%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
U.S. Government and Agency Obligations	41.2%
Corporate Bonds	33.9%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	3.9%
Insurance-Linked Securities	3.7%
Senior Secured Floating Rate Loan Interests	0.3%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34120-00-A-0225

Pioneer Bond Fund
Class C / PCYBX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.42%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$4,837,627,403%
Total number of portfolio holdings	1,815^^
Portfolio turnover rate	22%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
U.S. Government and Agency Obligations	41.2%
Corporate Bonds	33.9%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	3.9%
Insurance-Linked Securities	3.7%
Senior Secured Floating Rate Loan Interests	0.3%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34121-00-C-0225

Pioneer Bond Fund
Class K / PBFKX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$17	0.34%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$4,837,627,403%
Total number of portfolio holdings	1,815^^
Portfolio turnover rate	22%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
U.S. Government and Agency Obligations	41.2%
Corporate Bonds	33.9%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	3.9%
Insurance-Linked Securities	3.7%
Senior Secured Floating Rate Loan Interests	0.3%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34122-00-K-0225

Pioneer Bond Fund
Class R / PBFRX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$56	1.09%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$4,837,627,403%
Total number of portfolio holdings	1,815^^
Portfolio turnover rate	22%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
U.S. Government and Agency Obligations	41.2%
Corporate Bonds	33.9%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	3.9%
Insurance-Linked Securities	3.7%
Senior Secured Floating Rate Loan Interests	0.3%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34123-00-R-0225

Pioneer Bond Fund
Class Y / PICYX
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024
This semi-annual shareholder report contains important information about Pioneer Bond Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23	0.45%^
^	Annualized
KEY FUND STATISTICS
(as of December 31, 2024)
Fund net assets	$4,837,627,403%
Total number of portfolio holdings	1,815^^
Portfolio turnover rate	22%
^^	Excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of December 31, 2024 ) *
U.S. Government and Agency Obligations	41.2%
Corporate Bonds	33.9%
Asset Backed Securities	10.4%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	3.9%
Insurance-Linked Securities	3.7%
Senior Secured Floating Rate Loan Interests	0.3%
*	As a percentage of total investments excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34124-00-Y-0225

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS

Services which are not

prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.

• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services* 6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer Bond Fund
Semiannual Report  |  December 31, 2024

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

1Pioneer Bond Fund | Semiannual Report | 12/31/24

Schedule of Investments  |  12/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 106.4%
	Senior Secured Floating Rate Loan Interests — 0.3% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
1,376,087	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 7.971% (Term SOFR + 350 bps), 10/15/28	$ 1,384,688
	Total Chemicals-Diversified	$1,384,688

	Chemicals-Specialty — 0.0%†
1,366,588	Mativ Holdings, Inc., Term B Loan, 8.221% (Term SOFR + 375 bps), 4/20/28	$ 1,364,880
	Total Chemicals-Specialty	$1,364,880

	Computer Services — 0.1%
3,520,000	Amentum Holdings, Inc., Initial Term Loan, 6.607% (Term SOFR + 225 bps), 9/29/31	$ 3,516,040
	Total Computer Services	$3,516,040

	Cruise Lines — 0.0%†
1,097,250	LC Ahab US Bidco LLC, Initial Term Loan, 7.357% (Term SOFR + 300 bps), 5/1/31	$ 1,106,851
	Total Cruise Lines	$1,106,851

	Electric-Generation — 0.1%
2,793,000	Alpha Generation LLC, Initial Term B Loan, 7.107% (Term SOFR + 275 bps), 9/30/31	$ 2,818,187
307,204	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.607% (Term SOFR + 525 bps), 4/3/28	306,738
	Total Electric-Generation	$3,124,925

	Finance-Leasing Company — 0.0%†
601,856	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 5.97% (Term SOFR + 150 bps), 2/12/27	$ 602,191
	Total Finance-Leasing Company	$602,191

	Medical-Wholesale Drug Distribution — 0.1%
1,886,442	Owens & Minor, Inc., Term B-1 Loan, 8.207% (Term SOFR + 375 bps), 3/29/29	$ 1,912,380
	Total Medical-Wholesale Drug Distribution	$1,912,380

	Recreational Centers — 0.0%†
189,356	Fitness International LLC, Term B Loan, 9.707% (Term SOFR + 525 bps), 2/12/29	$ 190,628
	Total Recreational Centers	$190,628

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/242

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 0.0%†
825,850	MI Windows and Doors LLC, Term B-2 Loan, 7.357% (Term SOFR + 300 bps), 3/28/31	$ 835,485
	Total Retail	$835,485

	Total Senior Secured Floating Rate Loan Interests (Cost $13,908,842)	$14,038,068

	Asset Backed Securities — 10.9% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 503,686
173,322(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.742% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	168,614
1,141,219	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	1,043,158
5,865,634	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	5,794,554
3,273,007	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	3,284,697
7,801,480(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.64% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	7,785,065
3,449,516	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	3,461,104
3,470,000	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	3,475,347
2,707,785	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, 5/17/32 (144A)	2,746,466
939,116	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.917%, 5/17/32 (144A)	956,660
3,731,265	Ally Bank Auto Credit-Linked Notes Series, Series 2024-B, Class E, 6.678%, 9/15/32 (144A)	3,739,336
2,330,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	2,355,317
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,586,546
1,110,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31 (144A)	1,118,930
3,061,525	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	2,958,912
1,929,267	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,825,719
The accompanying notes are an integral part of these financial statements.
3Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.362% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	$ 6,919,988
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.898% (SOFR30A + 230 bps), 1/15/37 (144A)	7,701,309
10,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 7.847% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	10,583,966
3,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	3,681,651
2,660,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	2,676,630
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	1,006,070
6,717,647	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	6,130,735
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.898% (SOFR30A + 230 bps), 2/15/37 (144A)	4,911,686
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.856% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,745,061
4,540,327(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	4,249,052
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,848,990
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,480,929
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	3,351,738
4,557,560(b)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	4,448,870
3,420,000(b)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	3,159,667
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,385,498
113,734(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.103% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	111,530
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	12,537,369
1,890,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	1,896,280
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/244

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,391,427	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	$ 5,431,664
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,298,048
2,630,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	2,575,445
2,100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	2,130,765
2,125,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (144A)	2,122,571
8,720,000	Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	8,559,087
11,290,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	11,752,860
7,480,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	7,560,573
25,070,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	25,275,326
6,500,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	6,369,572
13,575,686(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	13,679,748
4,823,648(c)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 2.75%, 9/25/71 (144A)	4,588,898
7,543,680(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	7,358,431
8,068,350(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	7,649,804
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.229% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	1,573,154
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 12.579% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	980,044
2,190,585	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	2,178,965
1,569,539	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,459,153
4,662,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	4,835,891
5,210,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	5,298,996
16,850,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	16,813,535
The accompanying notes are an integral part of these financial statements.
5Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,068,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	$ 2,013,857
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 7.717% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	3,015,012
1,640,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33 (144A)	1,663,844
3,150,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	3,175,621
4,585,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	4,596,192
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.312% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	3,414,406
269,817	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	258,119
5,782,341	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	2,833,347
2,858,179	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,671,165
4,218,409	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	3,951,488
3,090,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	3,165,677
1,410,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,425,104
2,800,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	2,829,094
1,417,852(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 7.755% (SOFR30A + 315 bps), 5/20/32 (144A)	1,432,486
2,821,266	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,473,566
4,394,769	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	3,817,407
74,418	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	73,090
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,939,345
6,160,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	6,122,208
7,560,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	7,634,557
5,270,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	5,352,270
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/246

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,010,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	$ 8,002,758
5,200,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	5,205,630
1,430,170	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,251,564
600,685	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	520,643
207,493	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	204,057
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,298,718
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 7.879% (3 Month Term SOFR + 326 bps), 12/21/29 (144A)	2,845,788
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,709,979
7,760,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	7,720,378
5,310,000	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	5,313,064
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.247% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	3,005,814
10,105,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	9,903,203
6,535,760(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	6,698,493
4,640,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	4,653,395
7,936,363	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	7,821,730
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,202,701
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,806,762
10,282,770(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	9,540,482
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	3,934,075
4,000,000	Santander Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	4,040,240
The accompanying notes are an integral part of these financial statements.
7Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,579	Santander Bank N.A. - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	$ 3,575
852	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	852
1,925,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,924,305
5,080,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	5,225,861
12,410,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	12,293,665
14,710,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	14,734,016
2,760,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	2,807,957
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 8.537% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	2,747,057
2,923,454	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	2,685,543
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.548% (SOFR30A + 195 bps), 11/15/38 (144A)	10,078,947
3,330,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	3,389,076
1,870,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	1,866,782
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	5,150,925
7,526	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	7,518
6,004	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	5,983
40,233	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	40,217
36,889	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	37,432
26,058	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	26,051
23,647	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	24,023
12,586	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	12,582
28,466	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	27,899
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/248

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,145,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	$ 3,257,548
10,395,191(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	10,509,192
2,670,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	2,949,007
370,935	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	355,862
177,934	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	171,976
3,700,076	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	3,615,479
8,730,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	8,827,627
8,300,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	8,312,306
	Total Asset Backed Securities (Cost $536,310,425)	$527,750,252

	Collateralized Mortgage Obligations—6.9% of Net Assets
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 9,357,261
3,143,454(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,843,602
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,713,728
2,480,000(b)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	2,322,415
1,840,000(b)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	1,703,236
2,130,000(b)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	2,003,730
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	3,878,874
5,394,358(b)	CIM Trust, Series 2021-J1, Class B1, 2.66%, 3/25/51 (144A)	4,296,145
3,005,512(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.709%, 5/25/51 (144A)	2,389,525
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.569% (SOFR30A + 300 bps), 1/25/42 (144A)	2,088,164
The accompanying notes are an integral part of these financial statements.
9Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,230,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.51% (SOFR30A + 195 bps), 3/25/44 (144A)	$ 3,264,100
2,500,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.269% (SOFR30A + 170 bps), 7/25/44 (144A)	2,511,924
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,839,196
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	1,704,498
6,810,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.51% (SOFR30A + 395 bps), 9/26/33 (144A)	7,030,748
4,132,155(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.838% (SOFR30A + 644 bps), 8/15/42	521,816
2,409,838(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	494,495
2,476,453(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	516,564
12,931,999	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	12,196,810
970,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, 8/25/59 (144A)	912,138
3,920,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, 11/25/59 (144A)	3,714,518
7,836,625(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.619% (SOFR30A + 105 bps), 10/25/44 (144A)	7,852,728
3,022,246(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.569% (SOFR30A + 100 bps), 10/25/44 (144A)	3,022,445
119,769(b)	Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 4.975%, 7/25/43	121,400
2,535	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	2,525
1,934,817(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	398,159
23,110,000(b)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	23,124,444
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2410

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
156,895,883(b)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	$ 1,794,810
186,387	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	183,219
11,874,102(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,006,431
10,035,918(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 7.768% (1 Month Term SOFR + 324 bps), 1/20/50	113,183
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,358,655
2,819,827(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.929%, 2/26/52 (144A)	2,207,379
1,590,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.16% (SOFR30A + 460 bps), 10/25/33 (144A)	1,647,355
3,990,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,888,437
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,061,080
53,378,089(b)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.231%, 7/25/51 (144A)	683,635
4,347,726(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.231%, 7/25/51 (144A)	3,644,784
10,803,721(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	8,634,690
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,231,958
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,373,205
9,257,841	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	8,716,836
102,412,664(b)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.115%, 12/25/51 (144A)	611,854
5,483,207(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.802%, 12/25/51 (144A)	4,298,525
3,969,704(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.161%, 2/25/52 (144A)	3,230,392
3,783,916(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.138%, 4/25/52 (144A)	3,063,276
4,698,229(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.795%, 11/25/51 (144A)	3,657,784
88,708,949(b)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.116%, 12/25/51 (144A)	536,121
The accompanying notes are an integral part of these financial statements.
11Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,555,163(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.979%, 10/25/51 (144A)	$ 2,052,008
4,675,677(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.213%, 1/25/52 (144A)	3,688,895
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,472,390
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.519%, 7/25/52 (144A)	4,619,457
990,483	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	908,768
209,885(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.25% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	204,376
1,472,652(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	1,399,019
6,704,076	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,965,575
9,372,630(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	7,438,428
4,424,182(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.669%, 6/25/51 (144A)	3,477,010
4,632,627(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.316%, 3/25/52 (144A)	3,764,334
84,517(b)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	78,836
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,543,794
2,671,196(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.969%, 10/25/51 (144A)	2,159,684
4,740,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	4,584,603
6,296,765(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	4,892,466
2,581,041(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.477%, 4/25/51 (144A)	1,985,369
3,224,156(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,540,243
3,246,488(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.351%, 4/25/51 (144A)	2,508,845
2,699,955(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	2,199,808
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2412

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,782,809(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	$ 2,247,347
2,716,994(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.26% (SOFR30A + 270 bps), 7/25/33 (144A)	2,741,297
2,600,139(b)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.704%, 12/25/51 (144A)	2,037,991
3,825,701(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.713%, 10/25/51 (144A)	3,040,433
3,794,681(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.632%, 11/25/51 (144A)	2,848,460
5,064,914(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.563%, 6/25/51 (144A)	3,997,962
3,048,514(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,417,572
10,115,543(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	8,153,737
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	8,800,384
4,089,661(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,571,433
9,304,411(b)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	9,368,312
232,645(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.69%, 12/25/42	224,543
37,934(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	37,291
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,040,755
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	7,933,751
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.603% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	4,659,042
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 6.703% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	2,044,860
10,976,221(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,117,046
9,640,025(b)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	9,711,172
7,283,125(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.969% (SOFR30A + 340 bps), 11/25/33 (144A)	7,394,246
The accompanying notes are an integral part of these financial statements.
13Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,804,939(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.231%, 1/25/52 (144A)	$ 3,914,440
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,953,763
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	7,114,582
	Total Collateralized Mortgage Obligations (Cost $384,924,658)	$334,623,124

	Commercial Mortgage-Backed Securities—4.1% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.45% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 4,291,840
1,809,843(c)(d)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	7,106,761
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.287%, 9/15/48 (144A)	1,410,488
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.83%, 4/15/55	2,649,697
1,303,096(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 5.862% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,146,724
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	6,696,859
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	15,715,146
4,250,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.411% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	4,238,047
3,875,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.808% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	3,864,102
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.407% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	13,078,114
4,869,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,700,991
11,065,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.238% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	11,065,360
497,825(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.569% (SOFR30A + 200 bps), 1/25/51 (144A)	495,453
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2414

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,790,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.569% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 6,924,427
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.074%, 7/25/27 (144A)	2,356,402
3,244,609(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.23% (SOFR30A + 256 bps), 10/25/28	3,087,947
1,745,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 9.78% (SOFR30A + 511 bps), 10/25/28	1,585,801
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.384%, 2/25/52 (144A)	4,358,475
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.08% (SOFR30A + 241 bps), 6/25/26 (144A)	4,010,505
3,364,630(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.18% (SOFR30A + 251 bps), 7/25/29 (144A)	3,144,886
2,047,040(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	1,915,611
4,985,663(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.68% (SOFR30A + 701 bps), 8/25/29	4,793,744
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,162,454
110,933,203(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	493,675
9,000,000(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	38,318
2,028,357(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	2,011,088
14,759,327(b)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.632%, 10/16/58	505,827
4,885,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 6.612% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	4,825,011
7,025,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.938% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	7,027,198
2,915,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	2,948,631
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,832,356
5,244,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class C, 5.797%, 10/5/39 (144A)	5,230,588
The accompanying notes are an integral part of these financial statements.
15Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	$ 5,769,188
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,759,473
45,714,000(b)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.119%, 6/15/51	197,050
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	6,137,735
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.996% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,243,230
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	5,713,073
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,371,270
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.403% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	6,353,513
172,474	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	169,268
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,786,577
5,612,479(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	5,732,738
6,277,261(b)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	6,221,858
27,469,403(b)(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.864%, 9/15/57	91,432
23,630,865(b)(d)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.60%, 10/15/49	473,744
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,548,603
	Total Commercial Mortgage-Backed Securities (Cost $212,144,081)	$196,281,278

	Corporate Bonds — 35.5% of Net Assets
	Aerospace & Defense — 0.7%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 9,215,334
5,437,000	Boeing Co., 5.15%, 5/1/30	5,360,787
7,995,000	Boeing Co., 5.805%, 5/1/50	7,436,577
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2416

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Aerospace & Defense — (continued)
8,905,000	Boeing Co., 6.858%, 5/1/54	$ 9,464,649
2,695,000	Boeing Co., 7.008%, 5/1/64	2,859,736
	Total Aerospace & Defense	$34,337,083

	Agriculture — 0.3%
15,890,000	Imperial Brands Finance Plc, 5.50%, 2/1/30 (144A)	$ 16,058,424
	Total Agriculture	$16,058,424

	Airlines — 0.5%
4,399,973	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 4,070,417
1,082,400	American Airlines Pass-Through Trust, 3.95%, 7/11/30	1,000,759
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,589,532
3,659,583	JetBlue Pass-Through Trust, 2.75%, 5/15/32	3,176,651
1,319,256	JetBlue Pass-Through Trust, 4.00%, 11/15/32	1,239,919
875,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	875,613
3,505,000	United Airlines Pass-Through Trust, 5.45%, 2/15/37	3,509,889
1,100,000	United Airlines Pass-Through Trust, 4.875%, 1/15/26	1,098,215
	Total Airlines	$26,560,995

	Auto Manufacturers — 2.4%
9,495,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 9,289,940
11,020,000	American Honda Finance Corp., 5.05%, 7/10/31	10,911,816
4,600,000	Cummins, Inc., 5.45%, 2/20/54	4,476,173
3,640,000	Ford Motor Co., 6.10%, 8/19/32	3,622,383
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,318,879
15,030,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	14,906,779
1,269,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	1,241,577
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,325,066
6,464,000	General Motors Co., 6.60%, 4/1/36	6,785,047
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,373,926
2,770,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	2,806,475
12,850,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,036,120
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	7,748,188
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	8,987,399
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,556,055
9,820,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	9,742,807
6,000,000	Toyota Motor Credit Corp., 4.60%, 10/10/31	5,840,921
	Total Auto Manufacturers	$113,969,551

The accompanying notes are an integral part of these financial statements.
17Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.1%
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 2,632,558
	Total Auto Parts & Equipment	$2,632,558

	Banks — 10.9%
20,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 17,368,757
9,070,000(b)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,130,605
2,800,000	Banco Santander S.A., 2.749%, 12/3/30	2,371,173
17,000,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	14,473,130
5,400,000	Banco Santander S.A., 5.439%, 7/15/31	5,389,010
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,358,265
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	9,327,893
18,900,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	17,079,829
6,930,000(b)	Bank of America Corp., 5.872% (SOFR + 184 bps), 9/15/34	7,117,414
7,275,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	6,513,960
7,320,000(b)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	7,295,770
2,870,000(b)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	2,873,619
1,222,000(b)(f)	BNP Paribas S.A., 7.375% (5 Year CMT Index + 354 bps) (144A)	1,213,179
4,875,000(b)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	4,034,203
3,220,000(b)	BPCE S.A., 5.936% (SOFR + 185 bps), 5/30/35 (144A)	3,191,078
1,150,000(b)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	1,159,417
8,605,000(b)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	9,136,768
8,420,000(b)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	8,248,310
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,203,786
6,875,000(b)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	6,898,943
4,124,000(b)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	4,184,755
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	10,118,342
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2418

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
14,905,000	Cooperatieve Rabobank UA, 4.494%, 10/17/29	$ 14,613,322
8,595,000(b)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	8,670,285
15,080,000(b)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	14,908,242
19,310,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	19,394,667
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	5,916,602
5,815,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	5,658,065
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	9,197,573
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	9,292,935
7,400,000(b)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	7,350,872
5,835,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	5,992,860
3,850,000(b)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	3,853,037
4,800,000(b)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	4,819,118
15,574,000(b)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	12,645,756
7,560,000(b)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	8,074,430
10,900,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	12,179,536
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	7,642,262
2,960,000(b)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	2,838,728
13,660,000(b)	JPMorgan Chase & Co., 5.534% (SOFR + 155 bps), 11/29/45	13,334,246
10,849,000	KeyBank N.A., 4.15%, 8/8/25	10,793,272
4,961,000	KeyBank N.A., 4.90%, 8/8/32	4,701,341
3,275,000(b)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	3,408,652
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	8,356,087
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	2,943,739
8,360,000(b)	Mitsubishi UFJ Financial Group, Inc., 5.426% (1 Year CMT Index + 100 bps), 4/17/35	8,367,351
5,285,000(b)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	5,292,546
9,845,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	9,565,152
The accompanying notes are an integral part of these financial statements.
19Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
5,790,000(b)	Morgan Stanley, 5.516% (SOFR + 171 bps), 11/19/55	$ 5,579,913
2,265,000(b)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	2,303,274
5,590,000(b)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	5,608,331
1,830,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,831,891
6,575,000(b)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,749,303
11,300,000(a)	NatWest Markets Plc, 5.622% (SOFR + 114 bps), 5/17/29 (144A)	11,380,774
16,051,000(b)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	13,924,693
1,790,000(b)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	1,805,349
5,490,000(b)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	5,360,959
6,210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	5,889,388
2,140,000(b)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	2,171,279
2,195,000(b)	Societe Generale S.A., 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	2,086,920
7,365,000(b)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	7,232,028
2,146,000(b)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	2,183,394
1,920,000(b)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	1,936,946
5,985,000(b)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	6,399,747
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	10,293,671
2,615,000(b)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	2,534,740
3,635,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,802,260
3,455,000(b)(f)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	3,959,192
19,295,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	18,919,072
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,420,514
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	7,817,834
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2420

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	$ 14,396,881
2,500,000(b)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	2,520,651
	Total Banks	$527,607,886

	Beverages — 0.2%
6,060,000	Coca-Cola Consolidated, Inc., 5.25%, 6/1/29	$ 6,144,415
5,405,000	Suntory Holdings, Ltd., 5.124%, 6/11/29 (144A)	5,423,238
	Total Beverages	$11,567,653

	Biotechnology — 0.2%
3,630,000	Royalty Pharma Plc, 5.15%, 9/2/29	$ 3,619,809
4,560,000	Royalty Pharma Plc, 5.40%, 9/2/34	4,437,082
	Total Biotechnology	$8,056,891

	Building Materials — 0.3%
4,890,000	Martin Marietta Materials, Inc., 5.15%, 12/1/34	$ 4,801,592
4,520,000	Martin Marietta Materials, Inc., 5.50%, 12/1/54	4,263,638
1,870,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	1,878,763
4,410,000	Owens Corning, 5.70%, 6/15/34	4,479,923
	Total Building Materials	$15,423,916

	Chemicals — 0.3%
8,115,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 8,421,555
7,361,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	7,282,613
	Total Chemicals	$15,704,168

	Commercial Services — 1.0%
4,500,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	$ 4,442,195
6,898,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	6,976,088
4,405,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	4,507,566
2,745,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	2,830,847
9,415,000	Block, Inc., 6.50%, 5/15/32 (144A)	9,505,886
765,000	Brink's Co., 6.50%, 6/15/29 (144A)	775,262
2,580,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	2,617,205
The accompanying notes are an integral part of these financial statements.
21Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Commercial Services — (continued)
8,480,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	$ 8,837,955
8,935,000	Verisk Analytics, Inc., 5.25%, 6/5/34	8,825,552
	Total Commercial Services	$49,318,556

	Distribution/Wholesale — 0.0%†
995,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 1,034,700
	Total Distribution/Wholesale	$1,034,700

	Diversified Financial Services — 2.3%
26,796,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 23,347,872
4,095,000(b)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	4,047,840
2,141,000	Avolon Holdings Funding, Ltd., 5.75%, 3/1/29 (144A)	2,162,746
4,605,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	4,661,198
11,740,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	12,066,882
9,455,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	7,631,803
4,235,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	4,123,937
5,380,000(b)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	5,411,329
5,845,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	6,026,607
5,835,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	6,021,383
8,300,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	8,553,702
3,900,000	LPL Holdings, Inc., 5.70%, 5/20/27	3,947,005
4,560,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	4,552,275
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	12,211,343
3,435,000(b)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	3,466,531
3,260,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	3,140,192
	Total Diversified Financial Services	$111,372,645

	Electric — 1.7%
5,045,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 5,109,931
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2422

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 5,919,868
1,530,000(c)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,537,385
995,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	984,428
11,150,000	Entergy Louisiana LLC, 5.35%, 3/15/34	11,140,227
5,420,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	5,457,372
6,245,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	6,020,557
5,425,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	5,577,622
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,344,274
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,271,521
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	6,206,583
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,937,735
10,820,000(b)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	10,735,075
2,810,000	Southern California Edison Co., 5.45%, 6/1/31	2,855,266
3,860,000	Vistra Operations Co. LLC, 5.70%, 12/30/34 (144A)	3,819,489
1,072,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	1,086,312
2,081,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	2,239,162
	Total Electric	$81,242,807

	Electronics — 0.1%
3,290,000	Flex, Ltd., 5.25%, 1/15/32	$ 3,235,081
	Total Electronics	$3,235,081

	Energy-Alternate Sources — 0.0%†
244,910	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 231,940
	Total Energy-Alternate Sources	$231,940

	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,558,740
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,310,268
	Total Entertainment	$9,869,008

	Food — 0.7%
3,430,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 2/2/29	$ 3,128,785
1,654,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 3.00%, 5/15/32	1,376,890
5,439,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 5.75%, 4/1/33	5,414,074
2,335,000	JBS USA Holding Lux S.a.r.l./JBS USA Food Co./JBS Lux Co. S.a.r.l., 6.50%, 12/1/52	2,375,212
The accompanying notes are an integral part of these financial statements.
23Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Food — (continued)
13,960,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	$ 11,712,779
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	4,996,890
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	5,127,710
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	653,411
	Total Food	$34,785,751

	Gas — 0.7%
16,310,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 17,062,273
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	2,676,919
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	11,864,910
1,362,864	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,436,118
	Total Gas	$33,040,220

	Hand & Machine Tools — 0.1%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,542,005
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30	3,862,662
	Total Hand & Machine Tools	$7,404,667

	Healthcare-Products — 0.3%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,092,991
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	8,530,427
2,290,000	Smith & Nephew Plc, 5.40%, 3/20/34	2,273,110
3,810,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	3,859,916
	Total Healthcare-Products	$16,756,444

	Healthcare-Services — 0.2%
3,240,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 3,257,695
2,220,000	Elevance Health, Inc., 5.375%, 6/15/34	2,200,235
2,570,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	2,581,705
2,500,000	Humana, Inc., 5.375%, 4/15/31	2,479,084
	Total Healthcare-Services	$10,518,719

	Insurance — 2.3%
4,000,000(b)	Allianz SE, 5.60% (5 Year CMT Index + 277 bps), 9/3/54 (144A)	$ 3,942,089
1,840,000	Arthur J Gallagher & Co., 4.85%, 12/15/29	1,831,558
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	11,443,566
4,430,000	Brown & Brown, Inc., 5.65%, 6/11/34	4,434,789
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,668,167
2,125,000	CNO Financial Group, Inc., 6.45%, 6/15/34	2,195,425
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	11,125,195
1,600,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	1,592,726
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2424

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — (continued)
10,400,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	$ 9,370,867
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	7,215,282
6,000,000(b)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	6,185,802
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	19,035,729
7,760,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	7,667,088
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	10,617,950
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	8,212,376
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,216,524
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	704,261
	Total Insurance	$109,459,394

	Internet — 0.1%
3,620,000	Uber Technologies, Inc., 4.80%, 9/15/34	$ 3,464,589
	Total Internet	$3,464,589

	Iron & Steel — 0.2%
3,235,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 3,177,128
5,330,000	Steel Dynamics, Inc., 5.375%, 8/15/34	5,283,709
	Total Iron & Steel	$8,460,837

	Leisure Time — 0.1%
1,551,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 1,547,331
5,160,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	5,147,745
	Total Leisure Time	$6,695,076

	Lodging — 0.7%
1,730,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 1,732,098
10,075,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	10,380,824
4,480,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	4,494,556
710,000	Las Vegas Sands Corp., 6.00%, 8/15/29	719,220
2,230,000	Marriott International, Inc., 4.90%, 4/15/29	2,225,734
The accompanying notes are an integral part of these financial statements.
25Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Lodging — (continued)
14,805,000	Marriott International, Inc., 3.50%, 10/15/32	$ 13,060,990
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,792,056
	Total Lodging	$35,405,478

	Mining — 0.3%
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 3,697,092
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	8,502,800
1,835,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	1,951,431
	Total Mining	$14,151,323

	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 5,922,762
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,970,602
	Total Multi-National	$7,893,364

	Office & Business Equipment — 0.1%
4,730,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 4,662,052
	Total Office & Business Equipment	$4,662,052

	Oil & Gas — 1.4%
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 16,391,536
15,610,000(b)(f)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 167 bps)	15,337,812
6,570,000	ConocoPhillips Co., 5.65%, 1/15/65	6,209,796
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,220,411
6,830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	6,366,165
3,420,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	3,215,229
10,960,000	Phillips 66 Co., 5.25%, 6/15/31	10,989,220
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,153,419
	Total Oil & Gas	$67,883,588

	Oil & Gas Services — 0.1%
3,340,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 3,335,845
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	2,391,640
	Total Oil & Gas Services	$5,727,485

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2426

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Packaging & Containers — 0.1%
2,794,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 2,798,286
	Total Packaging & Containers	$2,798,286

	Pharmaceuticals — 0.3%
1,180,000	CVS Health Corp., 5.25%, 1/30/31	$ 1,152,437
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,443,958
1,210,000	Novartis Capital Corp., 4.70%, 9/18/54	1,067,206
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,656,134
	Total Pharmaceuticals	$12,319,735

	Pipelines — 2.1%
13,515,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 11,805,911
4,065,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	3,966,326
3,440,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	3,464,215
3,800,000(b)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	3,906,145
3,800,000(b)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	3,945,931
5,290,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	5,875,354
2,930,000	Energy Transfer LP, 4.15%, 9/15/29	2,812,027
15,750,000	Energy Transfer LP, 5.60%, 9/1/34	15,736,166
4,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	4,167,492
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,619,145
7,820,000	MPLX LP, 5.50%, 6/1/34	7,707,161
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,429,394
2,555,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	2,641,925
4,385,000(b)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	4,495,800
3,655,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,811,897
1,440,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,591,583
4,500,000	Williams Cos., Inc., 5.15%, 3/15/34	4,375,092
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,530,254
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,136,837
	Total Pipelines	$100,018,655

	REITs — 1.2%
2,395,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 2,291,989
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	7,341,297
The accompanying notes are an integral part of these financial statements.
27Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	REITs — (continued)
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	$ 1,562,558
406,000	Highwoods Realty LP, 3.05%, 2/15/30	358,057
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,428,977
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,398,386
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	4,220,326
10,163,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	6,403,777
6,240,000	Simon Property Group LP, 4.75%, 9/26/34	5,912,133
15,872,000	Sun Communities Operating LP , 5.70%, 1/15/33	15,808,533
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,729,334
1,110,000	UDR, Inc., 5.125%, 9/1/34	1,076,456
	Total REITs	$58,531,823

	Retail — 0.8%
1,675,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,505,842
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	1,381,995
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,574,310
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,644,639
10,890,000	Darden Restaurants, Inc., 6.30%, 10/10/33	11,422,722
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,337,874
3,170,000	Ferguson Enterprises, Inc., 5.00%, 10/3/34	3,029,455
	Total Retail	$36,896,837

	Savings & Loans — 0.2%
11,395,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 11,405,301
	Total Savings & Loans	$11,405,301

	Semiconductors — 1.4%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 798,705
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	11,376,642
7,993,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	7,495,270
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,791,704
3,500,000	Broadcom, Inc., 5.05%, 7/12/29	3,513,299
9,670,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	9,459,888
7,021,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	7,119,432
1,875,000	Foundry JV Holdco LLC, 6.15%, 1/25/32 (144A)	1,891,734
2,795,000	Foundry JV Holdco LLC, 6.25%, 1/25/35 (144A)	2,813,354
1,880,000	Foundry JV Holdco LLC, 6.40%, 1/25/38 (144A)	1,899,569
6,655,000	Microchip Technology, Inc., 5.05%, 2/15/30	6,608,848
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2428

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — (continued)
4,197,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	$ 4,217,488
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,346,944
	Total Semiconductors	$67,332,877

	Software — 0.2%
4,040,000	Roper Technologies, Inc., 4.75%, 2/15/32	$ 3,937,571
6,600,000	Roper Technologies, Inc., 4.90%, 10/15/34	6,347,612
	Total Software	$10,285,183

	Telecommunications — 0.2%
5,250,000	T-Mobile USA, Inc., 2.70%, 3/15/32	$ 4,445,292
4,265,000	T-Mobile USA, Inc., 5.20%, 1/15/33	4,221,801
	Total Telecommunications	$8,667,093

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,859,579
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,429,072
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,384,559
	Total Trucking & Leasing	$12,673,210

	Total Corporate Bonds (Cost $1,785,649,942)	$1,715,461,849

	Insurance-Linked Securities — 3.8% of Net Assets#
	Event Linked Bonds — 1.9%
	Earthquakes – U.S. — 0.0%†
500,000(a)	Acorn Re, 7.414%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 501,500
500,000(a)	Acorn Re, 7.414%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	504,100
750,000(a)	Ursa Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	766,575
500,000(a)	Veraison Re, 11.198%, (1 Month U.S. Treasury Bill + 691 bps), 3/9/26 (144A)	523,200
		$2,295,375

The accompanying notes are an integral part of these financial statements.
29Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Flood – U.S. — 0.1%
3,000,000(a)	FloodSmart Re, 16.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 3,053,940
1,500,000(a)	FloodSmart Re, 18.284%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	1,575,825
		$4,629,765

	Health – U.S. — 0.2%
2,250,000(a)	Vitality Re XIII, 6.284%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,241,900
6,000,000(a)	Vitality Re XIV, 7.814%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	6,076,800
750,000(a)	Vitality Re XIV, 8.784%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	763,200
		$9,081,900

	Multiperil – U.S. — 0.9%
1,250,000(a)	Aquila Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 1,284,500
250,000(a)	Bonanza Re, 8.604%, (N/A + 375 bps), 12/19/27 (144A)	249,968
1,250,000(a)	Bonanza Re, 9.774%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	1,249,936
500,000(a)	Four Lakes Re, 8.704%, (3 Month U.S. Treasury Bill + 439 bps), 1/7/25 (144A)	498,500
250,000(a)	Four Lakes Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	249,985
750,000(a)	Four Lakes Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	764,850
3,000,000(a)	Four Lakes Re, 10.774%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	3,066,300
250,000(a)	Four Lakes Re, 12.534%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	249,967
1,000,000(a)	Fuchsia 2024-1 , 9.284%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	999,500
500,000(a)	Herbie Re, 11.524%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	499,966
500,000(a)	Herbie Re, 14.034%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	498,500
3,500,000(a)	High Point Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	3,558,800
2,000,000(a)	Matterhorn Re, 9.649%, (SOFR + 525 bps), 3/24/25 (144A)	2,012,000
1,000,000(a)	Matterhorn Re, 12.149%, (SOFR + 775 bps), 3/24/25 (144A)	1,014,000
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2430

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,000,000(a)	Merna Re II, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	$ 1,050,800
2,000,000(a)	Merna Re II, 12.784%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	2,122,000
1,500,000(a)	Mystic Re, 16.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,572,450
3,400,000(a)	Mystic Re IV, 13.454%, (3 Month U.S. Treasury Bill + 917 bps), 1/8/26 (144A)	3,569,320
1,250,000(a)	Residential Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	1,274,764
1,000,000(a)	Residential Re, 10.204%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	1,050,100
1,750,000(a)	Residential Re, 11.974%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,846,950
2,500,000(a)	Residential Re, 12.704%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	2,630,000
1,250,000(a)	Residential Re 2004, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	1,284,872
3,000,000(a)	Sanders Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	2,999,796
3,000,000(a)	Sanders Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	3,004,059
1,000,000(a)	Sanders Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	1,040,600
2,750,000(a)	Sanders Re II, 7.314%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,755,500
1,000,000(a)	Sanders Re III, 10.554%, (3 Month U.S. Treasury Bill + 627 bps), 4/7/27 (144A)	1,054,700
		$43,452,683

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.933%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 847,575
250,000(a)	Easton Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	256,950
750,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	763,275
1,250,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,308,125
250,000(a)	Matterhorn Re, 10.176%, (SOFR + 575 bps), 12/8/25 (144A)	250,000
The accompanying notes are an integral part of these financial statements.
31Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,000,000(a)	Mona Lisa Re, 16.814%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	$ 1,051,900
750,000(a)	Northshore Re II, 12.284%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	771,525
		$5,249,350

	Multiperil – U.S. Regional — 0.1%
850,000(a)	Aquila Re, 12.554%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 892,330
1,000,000(a)	Kilimanjaro III Re, 10.164%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	1,021,400
1,000,000(a)	Locke Tavern Re, 9.066%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,023,900
3,500,000(a)	Long Point Re IV, 8.534%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,550,400
768,006(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	652,805
		$7,140,835

	Multiperil – Worldwide — 0.1%
2,000,000(a)	Atlas Capital, 12.159%, (SOFR + 772 bps), 6/5/26 (144A)	$ 2,094,800
750,000(a)	Cat Re 2001, 16.784%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	774,000
1,000,000(a)	Kendall Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,057,600
250,000(a)	Silk Road Re, 10.314%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	248,750
		$4,175,150

	Windstorm – Florida — 0.0%†
750,000(a)	Integrity Re, 11.114%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 75,000
250,000(a)	Marlon Re, 11.314%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	251,125
1,000,000(a)	Merna Re II, 13.034%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	1,054,000
		$1,380,125

	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 1,028,700
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2432

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.609%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 265,925
250,000(a)	International Bank for Reconstruction & Development, 18.127%, (SOFR + 1,372 bps), 4/24/28 (144A)	261,000
		$526,925

	Windstorm – North Carolina — 0.1%
1,000,000(a)	Blue Ridge Re, 9.564%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 1,018,400
1,750,000(a)	Blue Ridge Re, 12.314%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,824,900
		$2,843,300

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 522,250
250,000(a)	Alamo Re, 12.034%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	260,800
		$783,050

	Windstorm – U.S. — 0.2%
1,250,000(a)	Alamo Re, 12.676%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,309,625
675,000(a)	Bonanza Re, 9.904%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	680,204
300,000(a)	Bonanza Re, 12.734%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	310,260
1,100,000(a)	Cape Lookout Re, 12.734%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,148,290
250,000(a)	Gateway Re, 13.554%, (1 Month U.S. Treasury Bill + 928 bps), 5/12/25 (144A)	256,875
700,000(a)	Gateway Re, 18.274%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	762,643
250,000(a)	Gateway Re II, 13.184%, (3 Month U.S. Treasury Bill + 890 bps), 4/27/26 (144A)	265,850
3,000,000(a)	Queen Street Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	3,093,900
		$7,827,647

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 9.784%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	$ 256,575
The accompanying notes are an integral part of these financial statements.
33Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.047%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 1,014,200
	Winterstorm – Florida — 0.1%
1,500,000(a)	Integrity Re, 17.144%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 1,566,000
1,000,000(a)	Lightning Re, 15.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,075,000
		$2,641,000

	Total Event Linked Bonds	$94,326,580

Face Amount USD ($)
	Collateralized Reinsurance — 0.6%
	Earthquakes – California — 0.0%†
1,250,000(g)(h)+	Adare Re 2025, 9/30/30	$ 1,250,000
	Multiperil – Massachusetts — 0.0%†
500,000(g)(h)+	Portsalon Re 2022, 5/31/28	$ 458,460
	Multiperil – U.S. — 0.3%
1,750,000(h)+	Ballybunion Re 2022, 12/31/27	$ 109,900
1,000,000(g)(h)+	Cheltenham-PI0051 Re 2024, 5/31/30	966,258
250,000(g)(h)+	Mangrove Risk Solutions, 5/10/25 (144A)	240,200
10,544,293(g)(h)+	PI0047 2024-1, 12/31/29	11,554,844
		$12,871,202

	Multiperil – Worldwide — 0.2%
6,000,000(g)(h)+	Gamboge Re, 3/31/30	$ 6,029,884
1,000,000(g)(h)+	Merion Re 2024-1, 12/31/29	1,049,965
250,000(g)(h)+	Old Head Re 2024, 12/31/29	260,777
1,250,000(g)(h)+	Phoenix 3 Re, 1/4/39	974,739
1,000,000(g)(h)+	Pine Valley Re 2024, 12/31/28	986,090
350,000(h)+	Walton Health Re 2019, 6/30/25	47,947
2,500,000(g)(h)+	Walton Health Re 2022, 12/15/27	364,383
		$9,713,785

	Windstorm – North Carolina — 0.0%†
2,000,000(h)+	Mangrove Risk Solutions, 4/30/30	$ 27,800
500,000(h)+	Mangrove Risk Solutions, 4/30/30	4,100
250,000(h)+	Mangrove Risk Solutions, 4/30/30	1,100
		$33,000

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2434

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. — 0.1%
4,000,000(g)(h)+	PI0048 Re 2024, 11/30/27	$ 4,074,920
	Windstorm – U.S. Regional — 0.0%†
7,255,240(g)(h)+	Oakmont Re 2020, 3/31/27	$ —
2,000,000(g)(h)+	Oakmont Re 2024, 4/1/30	2,051,317
		$2,051,317

	Total Collateralized Reinsurance	$30,452,684

	Reinsurance Sidecars — 1.3%
	Multiperil – U.S. — 0.0%†
2,000,000(g)(i)+	Harambee Re 2018, 12/31/25	$ 1,000
5,000,000(i)+	Harambee Re 2019, 12/31/25	—
4,000,000(g)(i)+	Harambee Re 2020, 12/31/25	—
		$1,000

	Multiperil – Worldwide — 1.3%
225,450(i)+	Alturas Re 2020-3, 9/30/25	$ —
213,682(i)+	Alturas Re 2021-3, 7/31/25	8,761
3,497,182(i)+	Alturas Re 2022-2, 12/31/27	195,492
2,000,000(g)(h)+	Banbury-PI0050 Re 2024, 3/31/30	2,123,017
6,000,000(g)(h)+	Bantry Re 2024, 12/31/29	6,807,259
3,000,000(g)(h)+	Berwick Re 2020-1, 12/31/25	21,527
3,000,000(g)(h)+	Berwick Re 2024-1, 12/31/29	3,553,246
624,097(g)(h)+	Eden Re II, 3/21/25 (144A)	39,505
1,040,000(g)(h)+	Eden Re II, 3/20/26 (144A)	24,034
36,000(h)+	Eden Re II, 3/19/27 (144A)	105,642
3,500,000(g)(h)+	Eden Re II, 3/17/28 (144A)	4,243,050
1,250,000(g)(h)+	Gleneagles Re 2021, 12/31/25	125
1,250,000(g)(h)+	Gleneagles Re 2022, 12/31/27	187,500
6,250,000(g)(h)+	Gullane Re 2024, 12/31/29	6,880,327
2,993,180(g)(i)+	Lorenz Re 2019, 6/30/25	23,347
6,551,154(g)(h)+	Merion Re 2022-2, 12/31/27	5,883,978
3,000,000(g)(h)+	Pangaea Re 2024-1, 12/31/29	3,600,323
3,000,000(g)(h)+	Pangaea Re 2024-3, 7/1/28	3,235,627
10,858(g)(h)+	Sector Re V, 12/1/27 (144A)	253,008
5,000,000(g)(h)+	Sector Re V, 12/1/28 (144A)	6,860,315
4,600,000(g)(h)+	Sector Re V, 12/1/28 (144A)	6,311,490
1,250,000(h)+	Sussex Re 2021-1, 12/31/25	—
6,000,000(g)(i)+	Thopas Re 2020, 12/31/25	1,200
7,000,000(i)+	Thopas Re 2021, 12/31/25	65,100
4,000,000(i)+	Thopas Re 2022, 12/31/27	—
4,256,392(i)+	Thopas Re 2023, 12/31/28	14,472
4,256,392(g)(i)+	Thopas Re 2024, 12/31/29	5,492,023
The accompanying notes are an integral part of these financial statements.
35Pioneer Bond Fund | Semiannual Report | 12/31/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
4,228,426(i)+	Torricelli Re 2021, 7/31/25	$ 27,485
4,500,000(i)+	Torricelli Re 2022, 6/30/28	15,750
4,500,000(i)+	Torricelli Re 2023, 6/30/29	81,450
4,250,000(g)(h)+	Torricelli Re 2024, 6/30/30	4,673,461
1,000,000(g)(i)+	Viribus Re 2018, 12/31/25	—
3,650,000(i)+	Viribus Re 2019, 12/31/25	—
4,139,570(g)(i)+	Viribus Re 2020, 12/31/25	127,085
3,000,000(g)(i)+	Viribus Re 2022, 12/31/27	4,800
2,000,000(i)+	Viribus Re 2023, 12/31/28	92,600
333,333(g)(i)+	Viribus Re 2024, 12/31/29	460,433
		$61,413,432

	Total Reinsurance Sidecars	$61,414,432

	Total Insurance-Linked Securities (Cost $171,318,352)	$186,193,696

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 43.1% of Net Assets
44,015,483	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 35,352,770
277,418	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	231,347
373,702	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	294,748
481,419	Federal Home Loan Mortgage Corp., 2.000%, 1/1/52	375,071
3,414,804	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	2,665,412
873,746	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	690,606
302,427	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	238,659
4,249,283	Federal Home Loan Mortgage Corp., 2.000%, 5/1/52	3,362,651
1,716,854	Federal Home Loan Mortgage Corp., 2.500%, 1/1/51	1,420,425
1,908,405	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	1,586,384
29,412,287	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	24,246,877
4,602,556	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	3,801,614
12,479,901	Federal Home Loan Mortgage Corp., 2.500%, 6/1/52	10,185,026
366,762	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	355,627
436,806	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	385,909
2,151,482	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	1,900,762
2,539,515	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	2,208,035
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2436

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
37,134	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	$ 32,181
1,061,872	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	919,013
858,588	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	744,693
568,684	Federal Home Loan Mortgage Corp., 3.000%, 8/1/51	488,391
1,046,655	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	889,685
39,247,994	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	33,393,630
757,542	Federal Home Loan Mortgage Corp., 3.000%, 5/1/52	644,958
2,776,173	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	2,397,851
1,594,136	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	1,355,958
4,122,146	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	3,570,269
87,741	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	79,671
1,943,732	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	1,772,809
9,808,596	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	8,853,357
2,878,130	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	2,586,941
43,666	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	38,949
3,021,992	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,693,849
255,130	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	226,695
2,628,343	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,349,305
7,777,586	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	6,891,286
990,749	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	934,776
12,455	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	11,690
2,644,656	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	2,491,777
371,551	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	344,119
320,692	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	296,606
196,850	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	180,862
178,094	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	163,130
188,602	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	172,811
34,644	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	33,482
4,124	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	4,109
156,157	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	155,249
1,435,792	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,400,213
1,066,962	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,031,030
450,427	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	435,275
36,123	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	34,922
473,382	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	458,103
228,923	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	221,605
The accompanying notes are an integral part of these financial statements.
37Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
100,000	Federal Home Loan Mortgage Corp., 5.000%, 11/1/54	$ 96,549
7,782,489	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	7,523,294
400,000	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	391,347
400,000	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	390,009
400,000	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	389,023
1,873	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	1,891
41,465	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	41,988
30,951	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	31,188
283,838	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	285,584
2,728,913	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	2,736,530
437,648	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	436,823
1,399,447	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,389,088
158,644	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	158,078
461,161	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	456,873
207,151	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	205,409
1,769,475	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,756,504
1,307,619	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,299,660
326,421	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	324,431
306,135	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	305,042
71,124,163	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	70,236,660
376,486	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	374,411
999,412	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	990,603
399,658	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	400,349
600,000	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	594,711
400,000	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	396,071
1,423,448	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	1,414,941
4,763,150	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	4,715,281
300,000	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	300,398
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2438

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,100,000	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	$ 1,097,962
27,077	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	27,362
8,674	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	8,818
8,799	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	9,035
1,130	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,149
29,575	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	30,183
5,352	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	5,384
25,258	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	25,806
13,773	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	13,888
2,209	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	2,288
27,015	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	27,399
5,934	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	6,001
23,747	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	24,285
7,076	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	7,278
99,537	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	102,454
14,707	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	14,927
10,656	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	10,749
33,693	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	34,322
34,786	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	35,412
21,424	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	21,757
2,524	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	2,620
7,635	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	7,841
17,693	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	18,345
20,109	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	20,501
810,153	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	824,807
536,217	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	539,227
441,860	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	450,974
368,807	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	374,580
269,837	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	276,620
162,882	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	164,423
217,290	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	218,700
294,344	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	297,938
1,308,772	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,327,099
347,817	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	351,413
1,181,739	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,200,744
The accompanying notes are an integral part of these financial statements.
39Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
422,330	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	$ 424,543
625,760	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	633,463
184,051	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	188,481
125,922	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	127,355
736,348	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	748,594
1,771,546	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,801,008
98,565	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	101,053
175,367	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	178,334
393,940	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	398,404
99,236	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	100,109
99,221	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	100,502
88,252	Federal Home Loan Mortgage Corp., 6.000%, 5/1/54	88,687
684,336	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	689,502
199,201	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	201,896
397,827	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	401,908
1,006,963	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	1,019,506
486,864	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	495,317
497,912	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	503,200
23,252,858	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	23,406,795
7,059,902	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	7,117,077
6,466,672	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	6,522,274
1,596,798	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	1,617,050
200,000	Federal Home Loan Mortgage Corp., 6.000%, 11/1/54	202,029
399,843	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	405,666
399,824	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	404,790
399,661	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	407,735
400,000	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	410,944
378,673	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	387,830
300,000	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	304,058
200,000	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	202,705
100,000	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	101,456
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2440

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,151,816	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	$ 2,174,670
400,000	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	404,045
111	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	115
105	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	108
1,396	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,442
2,944	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	3,057
154	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	158
2,585	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,656
23	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	24
10,267	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	10,684
335,885	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	343,440
961,493	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	992,484
6,745,806	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	7,037,105
272,053	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	281,089
256,561	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	264,387
549,284	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	566,987
2,578,825	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,663,609
395,423	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	405,327
610,970	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	628,279
870,447	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	897,022
492,106	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	513,271
8,043,098	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	8,209,586
172,918	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	177,438
234,136	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	240,212
1,004,279	Federal Home Loan Mortgage Corp., 6.500%, 12/1/53	1,039,578
96,311	Federal Home Loan Mortgage Corp., 6.500%, 1/1/54	98,800
347,657	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	358,281
198,148	Federal Home Loan Mortgage Corp., 6.500%, 2/1/54	203,590
16,782	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	17,324
97,872	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	101,215
296,945	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	308,289
126,309	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	129,479
99,336	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	101,975
The accompanying notes are an integral part of these financial statements.
41Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
198,157	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	$ 204,133
99,318	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,456
367,200	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	377,670
98,845	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	101,742
336,868	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	351,613
99,019	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	102,305
157,034	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	161,665
97,553	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	100,529
194,368	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	201,973
260,607	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	270,177
99,354	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,429
366,638	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	378,480
238,501	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	246,648
98,508	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	100,884
83,597	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	87,351
99,099	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,387
189,328	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	194,836
175,333	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	180,260
98,272	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,935
99,126	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	102,104
81,562	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	83,386
23,794,386	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	24,286,957
379,642	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	391,349
283,809	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	293,659
86,385	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	89,462
424,245	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	437,922
475,698	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	490,484
535,289	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	551,369
958,090	Federal Home Loan Mortgage Corp., 6.500%, 6/1/54	979,989
310,794	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	320,292
412,586	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	423,140
400,589	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	414,589
205,842	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	213,354
182,986	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	190,116
210,785	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	219,866
2,050,948	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,099,978
1,986,834	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,035,544
3,535,152	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	3,608,118
2,694,779	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	2,758,377
1,523,203	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	1,563,974
554,560	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	570,060
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2442

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
530,598	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	$ 548,662
691,473	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	709,375
976,525	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,006,754
1,196,402	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	1,229,933
597,463	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	615,597
667,790	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	686,506
2,007,212	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	2,073,269
294,165	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	303,421
482,573	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	495,215
299,084	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	310,435
2,581,200	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,652,280
530,616	Federal Home Loan Mortgage Corp., 6.500%, 11/1/54	550,447
500,000	Federal Home Loan Mortgage Corp., 6.500%, 12/1/54	515,234
708	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	734
89,478	Federal Home Loan Mortgage Corp., 7.000%, 3/1/54	95,152
70,405	Federal Home Loan Mortgage Corp., 7.000%, 4/1/54	73,484
298,666	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	311,981
478,795	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	502,550
649,110	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	675,485
350,576	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	365,813
152,273	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	158,287
447,858	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	473,096
524,617	Federal Home Loan Mortgage Corp., 7.000%, 6/1/54	553,362
649,279	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	678,372
659,962	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	691,232
866,627	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	903,410
449,278	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	468,621
1,118,551	Federal Home Loan Mortgage Corp., 7.000%, 7/1/54	1,165,002
417,750	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	435,213
592,293	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	622,293
340,728	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	356,270
3,229,398	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	3,360,558
827,444	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	858,164
344,958	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	367,734
1,823,496	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	1,901,896
The accompanying notes are an integral part of these financial statements.
43Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
954,987	Federal Home Loan Mortgage Corp., 7.000%, 11/1/54	$ 1,003,095
300,000	Federal Home Loan Mortgage Corp., 7.000%, 12/1/54	313,118
53,881,553	Federal National Mortgage Association, 1.500%, 3/1/42	43,311,948
2,000,000	Federal National Mortgage Association, 2.000%, 1/1/40 (TBA)	1,765,733
17,943,496	Federal National Mortgage Association, 2.000%, 12/1/41	14,915,237
3,811,079	Federal National Mortgage Association, 2.000%, 2/1/42	3,163,322
940,124	Federal National Mortgage Association, 2.000%, 2/1/42	781,301
347,766	Federal National Mortgage Association, 2.000%, 2/1/42	288,179
813,915	Federal National Mortgage Association, 2.000%, 11/1/50	645,925
539,518	Federal National Mortgage Association, 2.000%, 1/1/51	431,693
9,424,836	Federal National Mortgage Association, 2.000%, 11/1/51	7,497,759
3,275,572	Federal National Mortgage Association, 2.000%, 11/1/51	2,594,361
10,106,112	Federal National Mortgage Association, 2.000%, 3/1/52	7,896,843
374,893	Federal National Mortgage Association, 2.000%, 3/1/52	296,601
7,676,136	Federal National Mortgage Association, 2.000%, 3/1/52	5,990,753
5,050,086	Federal National Mortgage Association, 2.000%, 3/1/52	4,000,364
43,000,000	Federal National Mortgage Association, 2.000%, 1/1/55 (TBA)	33,449,297
270,083	Federal National Mortgage Association, 2.500%, 7/1/30	257,200
225,802	Federal National Mortgage Association, 2.500%, 7/1/30	215,184
405,817	Federal National Mortgage Association, 2.500%, 7/1/30	386,731
1,000,000	Federal National Mortgage Association, 2.500%, 1/1/40 (TBA)	907,891
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2444

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,492,932	Federal National Mortgage Association, 2.500%, 4/1/42	$ 2,131,914
94,066	Federal National Mortgage Association, 2.500%, 12/1/42	79,931
82,041	Federal National Mortgage Association, 2.500%, 12/1/42	69,773
84,188	Federal National Mortgage Association, 2.500%, 1/1/43	71,601
922,054	Federal National Mortgage Association, 2.500%, 2/1/43	784,144
34,369	Federal National Mortgage Association, 2.500%, 2/1/43	28,975
33,871	Federal National Mortgage Association, 2.500%, 2/1/43	29,057
106,302	Federal National Mortgage Association, 2.500%, 3/1/43	90,411
61,211	Federal National Mortgage Association, 2.500%, 4/1/43	52,091
90,823	Federal National Mortgage Association, 2.500%, 8/1/43	77,132
42,969	Federal National Mortgage Association, 2.500%, 12/1/43	36,559
93,174	Federal National Mortgage Association, 2.500%, 3/1/44	78,933
535,268	Federal National Mortgage Association, 2.500%, 4/1/45	449,965
521,973	Federal National Mortgage Association, 2.500%, 4/1/45	437,151
202,909	Federal National Mortgage Association, 2.500%, 4/1/45	169,558
94,269	Federal National Mortgage Association, 2.500%, 4/1/45	79,098
172,458	Federal National Mortgage Association, 2.500%, 4/1/45	144,257
187,248	Federal National Mortgage Association, 2.500%, 4/1/45	158,786
57,219	Federal National Mortgage Association, 2.500%, 4/1/45	48,160
94,656	Federal National Mortgage Association, 2.500%, 4/1/45	79,088
19,165	Federal National Mortgage Association, 2.500%, 5/1/45	16,150
The accompanying notes are an integral part of these financial statements.
45Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
40,892	Federal National Mortgage Association, 2.500%, 7/1/45	$ 34,395
40,349	Federal National Mortgage Association, 2.500%, 8/1/45	33,810
37,437	Federal National Mortgage Association, 2.500%, 1/1/46	31,260
1,713,306	Federal National Mortgage Association, 2.500%, 5/1/46	1,416,944
1,807,851	Federal National Mortgage Association, 2.500%, 6/1/46	1,508,011
5,494,505	Federal National Mortgage Association, 2.500%, 3/1/47	4,588,991
11,144,041	Federal National Mortgage Association, 2.500%, 8/1/50	9,318,550
473,185	Federal National Mortgage Association, 2.500%, 9/1/50	397,146
265,846	Federal National Mortgage Association, 2.500%, 10/1/50	223,129
31,726,645	Federal National Mortgage Association, 2.500%, 5/1/51	26,351,543
13,708,452	Federal National Mortgage Association, 2.500%, 5/1/51	11,397,271
616,069	Federal National Mortgage Association, 2.500%, 9/1/51	508,750
44,225,427	Federal National Mortgage Association, 2.500%, 11/1/51	36,707,541
6,052,932	Federal National Mortgage Association, 2.500%, 12/1/51	5,002,517
1,368,950	Federal National Mortgage Association, 2.500%, 1/1/52	1,134,121
29,330,454	Federal National Mortgage Association, 2.500%, 1/1/52	24,222,781
1,585,675	Federal National Mortgage Association, 2.500%, 2/1/52	1,314,884
2,078,414	Federal National Mortgage Association, 2.500%, 2/1/52	1,710,217
3,586,798	Federal National Mortgage Association, 2.500%, 4/1/52	2,966,402
3,573,229	Federal National Mortgage Association, 2.500%, 4/1/52	2,932,606
23,433,883	Federal National Mortgage Association, 2.500%, 4/1/52	19,118,719
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2446

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,288,726	Federal National Mortgage Association, 2.500%, 4/1/52	$ 1,877,473
3,211,386	Federal National Mortgage Association, 2.500%, 4/1/52	2,679,272
724,477	Federal National Mortgage Association, 3.000%, 10/1/30	697,082
264,004	Federal National Mortgage Association, 3.000%, 4/1/31	253,312
141,253	Federal National Mortgage Association, 3.000%, 6/1/40	127,458
266,413	Federal National Mortgage Association, 3.000%, 8/1/45	233,591
1,418,107	Federal National Mortgage Association, 3.000%, 2/1/47	1,251,340
1,584,190	Federal National Mortgage Association, 3.000%, 4/1/47	1,385,250
1,061,166	Federal National Mortgage Association, 3.000%, 12/1/47	927,990
29,159,162	Federal National Mortgage Association, 3.000%, 2/1/51	25,195,674
954,506	Federal National Mortgage Association, 3.000%, 4/1/51	826,289
6,274,172	Federal National Mortgage Association, 3.000%, 11/1/51	5,411,870
13,157,745	Federal National Mortgage Association, 3.000%, 1/1/52	11,355,800
17,747,612	Federal National Mortgage Association, 3.000%, 3/1/52	15,380,198
7,049,415	Federal National Mortgage Association, 3.000%, 3/1/52	6,002,940
63,909,143	Federal National Mortgage Association, 3.000%, 6/1/52	54,371,962
2,657,346	Federal National Mortgage Association, 3.000%, 6/1/52	2,259,990
4,887,322	Federal National Mortgage Association, 3.000%, 2/1/57	3,983,124
514,942	Federal National Mortgage Association, 3.500%, 6/1/28	505,959
190,781	Federal National Mortgage Association, 3.500%, 10/1/41	173,848
1,150,688	Federal National Mortgage Association, 3.500%, 11/1/41	1,060,025
The accompanying notes are an integral part of these financial statements.
47Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
96,307	Federal National Mortgage Association, 3.500%, 10/1/42	$ 88,949
129,650	Federal National Mortgage Association, 3.500%, 12/1/42	118,202
154,688	Federal National Mortgage Association, 3.500%, 12/1/42	140,944
1,095,869	Federal National Mortgage Association, 3.500%, 9/1/45	983,479
141,717	Federal National Mortgage Association, 3.500%, 10/1/45	129,015
30,774	Federal National Mortgage Association, 3.500%, 2/1/47	27,849
40,187	Federal National Mortgage Association, 3.500%, 7/1/47	36,620
38,696	Federal National Mortgage Association, 3.500%, 10/1/47	34,633
198,501	Federal National Mortgage Association, 3.500%, 12/1/47	180,720
3,233,709	Federal National Mortgage Association, 3.500%, 1/1/48	2,916,305
27,729	Federal National Mortgage Association, 3.500%, 2/1/49	25,029
892,953	Federal National Mortgage Association, 3.500%, 5/1/49	816,951
607,710	Federal National Mortgage Association, 3.500%, 5/1/49	553,560
16,132	Federal National Mortgage Association, 3.500%, 7/1/49	14,478
379,038	Federal National Mortgage Association, 3.500%, 3/1/52	339,403
1,029,876	Federal National Mortgage Association, 3.500%, 3/1/52	918,178
645,545	Federal National Mortgage Association, 3.500%, 4/1/52	574,262
3,008,155	Federal National Mortgage Association, 3.500%, 4/1/52	2,680,054
1,718,921	Federal National Mortgage Association, 3.500%, 4/1/52	1,536,641
4,808,111	Federal National Mortgage Association, 3.500%, 5/1/52	4,287,176
406,311	Federal National Mortgage Association, 3.500%, 6/1/52	362,382
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2448

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
543,569	Federal National Mortgage Association, 3.500%, 6/1/52	$ 481,783
5,286,165	Federal National Mortgage Association, 3.500%, 6/1/52	4,681,881
43,000,000	Federal National Mortgage Association, 3.500%, 1/1/55 (TBA)	38,029,922
284,173	Federal National Mortgage Association, 3.500%, 8/1/58	250,777
395	Federal National Mortgage Association, 4.000%, 10/1/25	393
54,633	Federal National Mortgage Association, 4.000%, 11/1/34	53,037
521,617	Federal National Mortgage Association, 4.000%, 4/1/39	492,195
2,078,478	Federal National Mortgage Association, 4.000%, 10/1/40	1,961,015
355,334	Federal National Mortgage Association, 4.000%, 12/1/40	335,254
76,781	Federal National Mortgage Association, 4.000%, 7/1/42	72,062
2,082,369	Federal National Mortgage Association, 4.000%, 4/1/44	1,963,858
33,588	Federal National Mortgage Association, 4.000%, 6/1/45	31,621
185,418	Federal National Mortgage Association, 4.000%, 7/1/45	172,549
48,963	Federal National Mortgage Association, 4.000%, 5/1/51	44,996
6,561,202	Federal National Mortgage Association, 4.000%, 7/1/51	6,042,204
150,802	Federal National Mortgage Association, 4.000%, 8/1/51	138,325
2,094,599	Federal National Mortgage Association, 4.000%, 9/1/51	1,936,709
195,169	Federal National Mortgage Association, 4.000%, 6/1/52	178,743
7,330,544	Federal National Mortgage Association, 4.000%, 10/1/52	6,709,367
19,000,000	Federal National Mortgage Association, 4.000%, 1/1/55 (TBA)	17,373,189
35,798	Federal National Mortgage Association, 4.500%, 10/1/35	34,576
The accompanying notes are an integral part of these financial statements.
49Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
91,093	Federal National Mortgage Association, 4.500%, 8/1/40	$ 88,007
84,007	Federal National Mortgage Association, 4.500%, 2/1/41	81,444
3,776,796	Federal National Mortgage Association, 4.500%, 9/1/43	3,661,638
2,519,417	Federal National Mortgage Association, 4.500%, 1/1/44	2,442,538
143,331	Federal National Mortgage Association, 4.500%, 1/1/47	137,714
51,678	Federal National Mortgage Association, 4.500%, 2/1/47	49,654
37,000,000	Federal National Mortgage Association, 4.500%, 1/1/55 (TBA)	34,797,476
22,481	Federal National Mortgage Association, 5.000%, 7/1/34	22,440
38,499	Federal National Mortgage Association, 5.000%, 10/1/34	38,515
154,841	Federal National Mortgage Association, 5.000%, 2/1/39	153,568
3,703,139	Federal National Mortgage Association, 5.000%, 12/1/44	3,689,955
415,751	Federal National Mortgage Association, 5.000%, 9/1/49	409,727
5,068,446	Federal National Mortgage Association, 5.000%, 8/1/52	4,907,831
3,545,385	Federal National Mortgage Association, 5.000%, 11/1/52	3,432,158
416,581	Federal National Mortgage Association, 5.000%, 2/1/53	403,541
615,180	Federal National Mortgage Association, 5.000%, 2/1/53	596,304
852,108	Federal National Mortgage Association, 5.000%, 2/1/53	824,968
1,393,280	Federal National Mortgage Association, 5.000%, 4/1/53	1,348,783
327,801	Federal National Mortgage Association, 5.000%, 4/1/53	317,223
556,197	Federal National Mortgage Association, 5.000%, 4/1/53	538,209
500,000	Federal National Mortgage Association, 5.000%, 12/1/54	485,269
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2450

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
300,000	Federal National Mortgage Association, 5.000%, 12/1/54	$ 290,575
300,000	Federal National Mortgage Association, 5.000%, 12/1/54	289,995
34,800,000	Federal National Mortgage Association, 5.000%, 1/1/55 (TBA)	33,584,596
39,000,000	Federal National Mortgage Association, 5.000%, 2/1/55 (TBA)	37,619,628
3,692	Federal National Mortgage Association, 5.500%, 6/1/33	3,732
18,933	Federal National Mortgage Association, 5.500%, 7/1/33	19,316
121,095	Federal National Mortgage Association, 5.500%, 7/1/34	121,926
4,912	Federal National Mortgage Association, 5.500%, 10/1/35	4,946
32,550	Federal National Mortgage Association, 5.500%, 3/1/36	32,418
30,178	Federal National Mortgage Association, 5.500%, 5/1/36	30,411
40,170	Federal National Mortgage Association, 5.500%, 6/1/36	40,643
13,297,471	Federal National Mortgage Association, 5.500%, 7/1/39	13,387,128
714,442	Federal National Mortgage Association, 5.500%, 5/1/49	715,628
2,282,079	Federal National Mortgage Association, 5.500%, 4/1/50	2,287,510
5,119,811	Federal National Mortgage Association, 5.500%, 4/1/50	5,133,048
1,173,319	Federal National Mortgage Association, 5.500%, 11/1/52	1,161,063
2,206,301	Federal National Mortgage Association, 5.500%, 2/1/53	2,182,348
1,947,177	Federal National Mortgage Association, 5.500%, 4/1/53	1,931,291
1,731,839	Federal National Mortgage Association, 5.500%, 4/1/53	1,716,759
321,788	Federal National Mortgage Association, 5.500%, 4/1/53	320,900
997,780	Federal National Mortgage Association, 5.500%, 4/1/53	986,652
The accompanying notes are an integral part of these financial statements.
51Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,330,014	Federal National Mortgage Association, 5.500%, 4/1/53	$ 1,328,327
574,057	Federal National Mortgage Association, 5.500%, 4/1/53	567,538
1,191,712	Federal National Mortgage Association, 5.500%, 7/1/53	1,183,187
888,354	Federal National Mortgage Association, 5.500%, 7/1/53	880,863
291,801	Federal National Mortgage Association, 5.500%, 8/1/53	291,731
19,323,202	Federal National Mortgage Association, 5.500%, 9/1/53	19,092,517
3,798,554	Federal National Mortgage Association, 5.500%, 9/1/53	3,750,471
648,959	Federal National Mortgage Association, 5.500%, 10/1/53	646,883
4,350,491	Federal National Mortgage Association, 5.500%, 5/1/54	4,297,246
422,554	Federal National Mortgage Association, 5.500%, 11/1/54	419,852
599,956	Federal National Mortgage Association, 5.500%, 12/1/54	595,536
199,893	Federal National Mortgage Association, 5.500%, 12/1/54	199,362
400,000	Federal National Mortgage Association, 5.500%, 12/1/54	396,714
849,505	Federal National Mortgage Association, 5.500%, 12/1/54	839,377
759,127	Federal National Mortgage Association, 5.500%, 12/1/54	752,890
400,000	Federal National Mortgage Association, 5.500%, 1/1/55	396,474
1,000,000	Federal National Mortgage Association, 5.500%, 1/1/55	989,110
39,000,000	Federal National Mortgage Association, 5.500%, 2/1/55 (TBA)	38,455,771
4,483	Federal National Mortgage Association, 5.720%, 11/1/28	4,464
8,450	Federal National Mortgage Association, 5.720%, 6/1/29	8,422
15,016	Federal National Mortgage Association, 5.900%, 4/1/28	14,970
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2452

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
131	Federal National Mortgage Association, 6.000%, 9/1/29	$ 134
199	Federal National Mortgage Association, 6.000%, 1/1/32	200
2,857	Federal National Mortgage Association, 6.000%, 2/1/32	2,946
1,241	Federal National Mortgage Association, 6.000%, 3/1/32	1,272
729	Federal National Mortgage Association, 6.000%, 8/1/32	748
117	Federal National Mortgage Association, 6.000%, 9/1/32	121
9,635	Federal National Mortgage Association, 6.000%, 10/1/32	9,875
2,922	Federal National Mortgage Association, 6.000%, 2/1/33	2,981
15,497	Federal National Mortgage Association, 6.000%, 3/1/33	15,799
16,409	Federal National Mortgage Association, 6.000%, 4/1/33	16,618
34,078	Federal National Mortgage Association, 6.000%, 7/1/33	34,270
8,254	Federal National Mortgage Association, 6.000%, 11/1/33	8,376
27,641	Federal National Mortgage Association, 6.000%, 8/1/34	28,383
2,866	Federal National Mortgage Association, 6.000%, 9/1/34	2,902
7,476	Federal National Mortgage Association, 6.000%, 9/1/34	7,589
18,585	Federal National Mortgage Association, 6.000%, 9/1/34	18,787
856	Federal National Mortgage Association, 6.000%, 9/1/34	869
2,650	Federal National Mortgage Association, 6.000%, 10/1/34	2,731
2,847	Federal National Mortgage Association, 6.000%, 11/1/34	2,934
28,647	Federal National Mortgage Association, 6.000%, 11/1/34	29,097
933	Federal National Mortgage Association, 6.000%, 2/1/35	962
The accompanying notes are an integral part of these financial statements.
53Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,076	Federal National Mortgage Association, 6.000%, 2/1/35	$ 2,147
40,436	Federal National Mortgage Association, 6.000%, 4/1/35	41,537
3,231	Federal National Mortgage Association, 6.000%, 5/1/35	3,301
62,259	Federal National Mortgage Association, 6.000%, 10/1/35	63,102
30,676	Federal National Mortgage Association, 6.000%, 12/1/35	31,216
6,691	Federal National Mortgage Association, 6.000%, 12/1/37	6,924
52,752	Federal National Mortgage Association, 6.000%, 6/1/38	54,434
6,230	Federal National Mortgage Association, 6.000%, 7/1/38	6,291
2,296,631	Federal National Mortgage Association, 6.000%, 1/1/53	2,355,630
718,769	Federal National Mortgage Association, 6.000%, 1/1/53	730,872
760,193	Federal National Mortgage Association, 6.000%, 2/1/53	768,812
269,004	Federal National Mortgage Association, 6.000%, 2/1/53	275,637
156,249	Federal National Mortgage Association, 6.000%, 3/1/53	157,817
276,561	Federal National Mortgage Association, 6.000%, 3/1/53	280,671
556,084	Federal National Mortgage Association, 6.000%, 4/1/53	561,456
891,981	Federal National Mortgage Association, 6.000%, 4/1/53	902,406
2,892,574	Federal National Mortgage Association, 6.000%, 5/1/53	2,966,542
2,606,824	Federal National Mortgage Association, 6.000%, 5/1/53	2,667,796
249,071	Federal National Mortgage Association, 6.000%, 6/1/53	253,834
254,541	Federal National Mortgage Association, 6.000%, 6/1/53	257,719
285,238	Federal National Mortgage Association, 6.000%, 6/1/53	286,720
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2454

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
377,203	Federal National Mortgage Association, 6.000%, 6/1/53	$ 380,695
335,947	Federal National Mortgage Association, 6.000%, 6/1/53	339,451
1,363,443	Federal National Mortgage Association, 6.000%, 6/1/53	1,393,391
917,002	Federal National Mortgage Association, 6.000%, 6/1/53	931,881
147,403	Federal National Mortgage Association, 6.000%, 7/1/53	149,334
2,924,016	Federal National Mortgage Association, 6.000%, 7/1/53	2,950,614
1,559,559	Federal National Mortgage Association, 6.000%, 7/1/53	1,583,332
2,245,431	Federal National Mortgage Association, 6.000%, 7/1/53	2,284,880
1,409,314	Federal National Mortgage Association, 6.000%, 7/1/53	1,423,503
490,725	Federal National Mortgage Association, 6.000%, 7/1/53	496,604
968,822	Federal National Mortgage Association, 6.000%, 8/1/53	981,326
5,293,242	Federal National Mortgage Association, 6.000%, 8/1/53	5,374,317
23,386,311	Federal National Mortgage Association, 6.000%, 9/1/53	23,511,500
197,069	Federal National Mortgage Association, 6.000%, 9/1/53	200,361
432,312	Federal National Mortgage Association, 6.000%, 9/1/53	436,408
514,235	Federal National Mortgage Association, 6.000%, 10/1/53	524,289
1,130,410	Federal National Mortgage Association, 6.000%, 10/1/53	1,149,210
1,413,030	Federal National Mortgage Association, 6.000%, 10/1/53	1,437,834
2,142,849	Federal National Mortgage Association, 6.000%, 11/1/53	2,162,781
333,303	Federal National Mortgage Association, 6.000%, 2/1/54	338,072
297,326	Federal National Mortgage Association, 6.000%, 3/1/54	300,911
The accompanying notes are an integral part of these financial statements.
55Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
95,386	Federal National Mortgage Association, 6.000%, 3/1/54	$ 96,927
198,409	Federal National Mortgage Association, 6.000%, 3/1/54	199,573
196,731	Federal National Mortgage Association, 6.000%, 4/1/54	198,742
397,837	Federal National Mortgage Association, 6.000%, 8/1/54	401,904
3,282,373	Federal National Mortgage Association, 6.000%, 8/1/54	3,302,584
591,814	Federal National Mortgage Association, 6.000%, 8/1/54	600,639
197,499	Federal National Mortgage Association, 6.000%, 9/1/54	201,112
198,334	Federal National Mortgage Association, 6.000%, 9/1/54	200,809
826,145	Federal National Mortgage Association, 6.000%, 11/1/54	834,919
200,000	Federal National Mortgage Association, 6.000%, 12/1/54	201,174
607,661	Federal National Mortgage Association, 6.000%, 12/1/54	618,212
1,751,310	Federal National Mortgage Association, 6.000%, 12/1/54	1,769,909
29,300,000	Federal National Mortgage Association, 6.000%, 1/1/55 (TBA)	29,435,055
39,000,000	Federal National Mortgage Association, 6.000%, 2/1/55 (TBA)	39,146,250
2,995	Federal National Mortgage Association, 6.500%, 7/1/29	3,093
226	Federal National Mortgage Association, 6.500%, 4/1/31	232
720	Federal National Mortgage Association, 6.500%, 5/1/31	742
1,429	Federal National Mortgage Association, 6.500%, 9/1/31	1,459
1,072	Federal National Mortgage Association, 6.500%, 9/1/31	1,094
396	Federal National Mortgage Association, 6.500%, 10/1/31	407
27,698	Federal National Mortgage Association, 6.500%, 12/1/31	28,680
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2456

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,774	Federal National Mortgage Association, 6.500%, 2/1/32	$ 2,872
7,361	Federal National Mortgage Association, 6.500%, 3/1/32	7,528
12,405	Federal National Mortgage Association, 6.500%, 7/1/32	12,658
9,215	Federal National Mortgage Association, 6.500%, 7/1/34	9,479
28,786	Federal National Mortgage Association, 6.500%, 11/1/37	30,079
8,242	Federal National Mortgage Association, 6.500%, 11/1/47	8,378
147,821	Federal National Mortgage Association, 6.500%, 2/1/53	152,578
1,646,872	Federal National Mortgage Association, 6.500%, 3/1/53	1,701,010
337,771	Federal National Mortgage Association, 6.500%, 3/1/53	349,864
1,308,363	Federal National Mortgage Association, 6.500%, 3/1/53	1,339,779
199,905	Federal National Mortgage Association, 6.500%, 4/1/53	206,233
305,835	Federal National Mortgage Association, 6.500%, 4/1/53	317,405
382,772	Federal National Mortgage Association, 6.500%, 4/1/53	394,573
128,773	Federal National Mortgage Association, 6.500%, 4/1/53	131,835
783,239	Federal National Mortgage Association, 6.500%, 6/1/53	811,533
472,597	Federal National Mortgage Association, 6.500%, 7/1/53	484,976
373,546	Federal National Mortgage Association, 6.500%, 7/1/53	385,286
1,780,338	Federal National Mortgage Association, 6.500%, 8/1/53	1,837,724
839,711	Federal National Mortgage Association, 6.500%, 8/1/53	867,317
152,740	Federal National Mortgage Association, 6.500%, 8/1/53	156,562
459,690	Federal National Mortgage Association, 6.500%, 8/1/53	471,871
The accompanying notes are an integral part of these financial statements.
57Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
635,349	Federal National Mortgage Association, 6.500%, 8/1/53	$ 654,938
535,642	Federal National Mortgage Association, 6.500%, 8/1/53	554,508
449,193	Federal National Mortgage Association, 6.500%, 8/1/53	469,933
3,828,146	Federal National Mortgage Association, 6.500%, 9/1/53	3,953,995
825,271	Federal National Mortgage Association, 6.500%, 9/1/53	851,872
491,492	Federal National Mortgage Association, 6.500%, 9/1/53	509,962
568,671	Federal National Mortgage Association, 6.500%, 9/1/53	587,281
69,741	Federal National Mortgage Association, 6.500%, 10/1/53	71,945
183,262	Federal National Mortgage Association, 6.500%, 11/1/53	188,638
1,374,883	Federal National Mortgage Association, 6.500%, 12/1/53	1,406,396
99,179	Federal National Mortgage Association, 6.500%, 2/1/54	102,455
195,561	Federal National Mortgage Association, 6.500%, 2/1/54	201,543
396,480	Federal National Mortgage Association, 6.500%, 2/1/54	407,369
98,053	Federal National Mortgage Association, 6.500%, 3/1/54	100,513
274,061	Federal National Mortgage Association, 6.500%, 3/1/54	280,550
83,052	Federal National Mortgage Association, 6.500%, 3/1/54	84,926
166,939	Federal National Mortgage Association, 6.500%, 3/1/54	171,148
163,734	Federal National Mortgage Association, 6.500%, 3/1/54	168,021
189,180	Federal National Mortgage Association, 6.500%, 3/1/54	193,813
89,205	Federal National Mortgage Association, 6.500%, 3/1/54	91,711
79,765	Federal National Mortgage Association, 6.500%, 3/1/54	81,950
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2458

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,297	Federal National Mortgage Association, 6.500%, 3/1/54	$ 101,819
87,655	Federal National Mortgage Association, 6.500%, 3/1/54	90,909
99,279	Federal National Mortgage Association, 6.500%, 3/1/54	102,207
86,141	Federal National Mortgage Association, 6.500%, 3/1/54	88,973
98,652	Federal National Mortgage Association, 6.500%, 4/1/54	102,291
44,711	Federal National Mortgage Association, 6.500%, 4/1/54	46,073
71,729	Federal National Mortgage Association, 6.500%, 4/1/54	73,745
278,162	Federal National Mortgage Association, 6.500%, 4/1/54	285,783
99,272	Federal National Mortgage Association, 6.500%, 4/1/54	102,199
99,204	Federal National Mortgage Association, 6.500%, 4/1/54	102,402
99,348	Federal National Mortgage Association, 6.500%, 4/1/54	102,436
99,395	Federal National Mortgage Association, 6.500%, 4/1/54	102,229
98,728	Federal National Mortgage Association, 6.500%, 4/1/54	101,797
98,335	Federal National Mortgage Association, 6.500%, 4/1/54	101,910
31,694,720	Federal National Mortgage Association, 6.500%, 5/1/54	32,362,507
234,264	Federal National Mortgage Association, 6.500%, 5/1/54	242,613
1,090,984	Federal National Mortgage Association, 6.500%, 5/1/54	1,121,259
633,740	Federal National Mortgage Association, 6.500%, 5/1/54	651,102
90,281	Federal National Mortgage Association, 6.500%, 5/1/54	92,344
1,727,271	Federal National Mortgage Association, 6.500%, 5/1/54	1,763,027
1,621,797	Federal National Mortgage Association, 6.500%, 5/1/54	1,658,176
The accompanying notes are an integral part of these financial statements.
59Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
174,641	Federal National Mortgage Association, 6.500%, 6/1/54	$ 180,187
87,223	Federal National Mortgage Association, 6.500%, 6/1/54	90,035
205,158	Federal National Mortgage Association, 6.500%, 6/1/54	212,686
894,492	Federal National Mortgage Association, 6.500%, 6/1/54	918,415
258,244	Federal National Mortgage Association, 6.500%, 6/1/54	264,226
298,409	Federal National Mortgage Association, 6.500%, 6/1/54	307,918
1,237,521	Federal National Mortgage Association, 6.500%, 6/1/54	1,266,136
212,268	Federal National Mortgage Association, 6.500%, 7/1/54	218,644
1,988,633	Federal National Mortgage Association, 6.500%, 7/1/54	2,035,460
2,483,391	Federal National Mortgage Association, 6.500%, 7/1/54	2,538,976
1,881,663	Federal National Mortgage Association, 6.500%, 7/1/54	1,925,640
640,701	Federal National Mortgage Association, 6.500%, 7/1/54	658,658
359,814	Federal National Mortgage Association, 6.500%, 7/1/54	372,202
743,774	Federal National Mortgage Association, 6.500%, 7/1/54	760,946
548,116	Federal National Mortgage Association, 6.500%, 7/1/54	564,836
836,491	Federal National Mortgage Association, 6.500%, 7/1/54	858,263
1,019,478	Federal National Mortgage Association, 6.500%, 7/1/54	1,047,677
696,218	Federal National Mortgage Association, 6.500%, 8/1/54	718,499
2,488,243	Federal National Mortgage Association, 6.500%, 8/1/54	2,539,446
2,387,763	Federal National Mortgage Association, 6.500%, 8/1/54	2,437,194
3,279,994	Federal National Mortgage Association, 6.500%, 8/1/54	3,362,285
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2460

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,149,685	Federal National Mortgage Association, 6.500%, 9/1/54	$ 3,226,905
2,896,605	Federal National Mortgage Association, 6.500%, 9/1/54	2,976,237
2,402,766	Federal National Mortgage Association, 6.500%, 9/1/54	2,467,082
679,545	Federal National Mortgage Association, 6.500%, 9/1/54	697,367
507,919	Federal National Mortgage Association, 6.500%, 11/1/54	521,685
519,755	Federal National Mortgage Association, 6.500%, 11/1/54	538,724
299,744	Federal National Mortgage Association, 6.500%, 12/1/54	307,926
499,767	Federal National Mortgage Association, 6.500%, 12/1/54	514,937
300,000	Federal National Mortgage Association, 6.500%, 12/1/54	311,385
10,700,000	Federal National Mortgage Association, 6.500%, 1/1/55 (TBA)	10,920,688
2,014	Federal National Mortgage Association, 7.000%, 12/1/30	2,087
1,360	Federal National Mortgage Association, 7.000%, 4/1/31	1,409
2,191	Federal National Mortgage Association, 7.000%, 9/1/31	2,270
8,743	Federal National Mortgage Association, 7.000%, 12/1/31	9,059
4,750	Federal National Mortgage Association, 7.000%, 1/1/32	4,922
91,196	Federal National Mortgage Association, 7.000%, 4/1/54	94,997
164,872	Federal National Mortgage Association, 7.000%, 4/1/54	172,372
231,904	Federal National Mortgage Association, 7.000%, 7/1/54	241,360
488,043	Federal National Mortgage Association, 7.000%, 7/1/54	509,347
696,222	Federal National Mortgage Association, 7.000%, 7/1/54	725,135
849,492	Federal National Mortgage Association, 7.000%, 7/1/54	884,382
The accompanying notes are an integral part of these financial statements.
61Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
797,003	Federal National Mortgage Association, 7.000%, 7/1/54	$ 830,830
622,400	Federal National Mortgage Association, 7.000%, 7/1/54	651,966
594,637	Federal National Mortgage Association, 7.000%, 7/1/54	621,735
398,387	Federal National Mortgage Association, 7.000%, 7/1/54	415,041
299,180	Federal National Mortgage Association, 7.000%, 8/1/54	312,317
99,388	Federal National Mortgage Association, 7.000%, 8/1/54	103,543
666,487	Federal National Mortgage Association, 7.000%, 8/1/54	694,267
796,522	Federal National Mortgage Association, 7.000%, 8/1/54	830,330
639,201	Federal National Mortgage Association, 7.000%, 8/1/54	666,721
939,494	Federal National Mortgage Association, 7.000%, 8/1/54	984,066
1,207,974	Federal National Mortgage Association, 7.000%, 8/1/54	1,262,100
299,822	Federal National Mortgage Association, 7.000%, 12/1/54	319,617
944,115	Federal National Mortgage Association, 7.000%, 12/1/54	986,205
25,000,000	Government National Mortgage Association, 2.000%, 1/20/55 (TBA)	19,990,235
27,000,000	Government National Mortgage Association, 2.500%, 1/20/55 (TBA)	22,545,000
14,000,000	Government National Mortgage Association, 3.000%, 1/20/55 (TBA)	12,138,438
6,100,000	Government National Mortgage Association, 3.500%, 2/20/55 (TBA)	5,453,321
7,700,000	Government National Mortgage Association, 4.000%, 2/20/55 (TBA)	7,092,161
2,600,000	Government National Mortgage Association, 4.500%, 2/20/54 (TBA)	2,457,102
7,000,000	Government National Mortgage Association, 5.000%, 1/20/55 (TBA)	6,790,273
12,000,000	Government National Mortgage Association, 5.500%, 1/20/55 (TBA)	11,900,795
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2462

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,000,000	Government National Mortgage Association, 6.000%, 1/20/55 (TBA)	$ 12,078,750
10,000,000	Government National Mortgage Association, 6.500%, 1/20/55 (TBA)	10,171,240
1,971,850	Government National Mortgage Association I, 3.500%, 11/15/41	1,815,675
1,351,618	Government National Mortgage Association I, 3.500%, 7/15/42	1,239,528
241,929	Government National Mortgage Association I, 3.500%, 10/15/42	221,844
1,437,005	Government National Mortgage Association I, 3.500%, 1/15/45	1,317,758
490,618	Government National Mortgage Association I, 3.500%, 8/15/46	448,070
5,590	Government National Mortgage Association I, 4.000%, 5/15/39	5,230
784	Government National Mortgage Association I, 4.000%, 6/15/39	741
1,301	Government National Mortgage Association I, 4.000%, 8/15/40	1,223
111,424	Government National Mortgage Association I, 4.000%, 8/15/40	105,217
1,394	Government National Mortgage Association I, 4.000%, 9/15/40	1,310
1,497	Government National Mortgage Association I, 4.000%, 10/15/40	1,417
6,680	Government National Mortgage Association I, 4.000%, 11/15/40	6,242
12,938	Government National Mortgage Association I, 4.000%, 11/15/40	12,116
4,061	Government National Mortgage Association I, 4.000%, 1/15/41	3,815
14,562	Government National Mortgage Association I, 4.000%, 1/15/41	13,751
2,282	Government National Mortgage Association I, 4.000%, 2/15/41	2,155
21,934	Government National Mortgage Association I, 4.000%, 6/15/41	20,541
31,504	Government National Mortgage Association I, 4.000%, 7/15/41	29,595
79,350	Government National Mortgage Association I, 4.000%, 9/15/41	74,544
The accompanying notes are an integral part of these financial statements.
63Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,632	Government National Mortgage Association I, 4.000%, 10/15/41	$ 1,526
4,421	Government National Mortgage Association I, 4.000%, 10/15/41	4,131
1,063	Government National Mortgage Association I, 4.000%, 11/15/41	993
865	Government National Mortgage Association I, 4.000%, 11/15/41	829
1,088	Government National Mortgage Association I, 4.000%, 12/15/41	1,019
10,168	Government National Mortgage Association I, 4.000%, 2/15/42	9,552
195,695	Government National Mortgage Association I, 4.000%, 8/15/43	183,836
3,128	Government National Mortgage Association I, 4.000%, 11/15/43	2,954
165,969	Government National Mortgage Association I, 4.000%, 3/15/44	155,908
606,579	Government National Mortgage Association I, 4.000%, 3/15/44	569,808
20,386	Government National Mortgage Association I, 4.000%, 3/15/44	19,184
2,687	Government National Mortgage Association I, 4.000%, 3/15/44	2,534
371,887	Government National Mortgage Association I, 4.000%, 4/15/44	347,514
2,740	Government National Mortgage Association I, 4.000%, 4/15/44	2,556
4,605	Government National Mortgage Association I, 4.000%, 4/15/44	4,317
45,245	Government National Mortgage Association I, 4.000%, 8/15/44	42,595
462,002	Government National Mortgage Association I, 4.000%, 9/15/44	433,850
34,473	Government National Mortgage Association I, 4.000%, 9/15/44	31,872
49,823	Government National Mortgage Association I, 4.000%, 9/15/44	46,902
94,305	Government National Mortgage Association I, 4.000%, 11/15/44	88,208
119,278	Government National Mortgage Association I, 4.000%, 12/15/44	112,277
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2464

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
136,625	Government National Mortgage Association I, 4.000%, 1/15/45	$ 128,453
113,192	Government National Mortgage Association I, 4.000%, 1/15/45	105,211
206,120	Government National Mortgage Association I, 4.000%, 2/15/45	192,807
293,666	Government National Mortgage Association I, 4.000%, 2/15/45	275,000
763,569	Government National Mortgage Association I, 4.000%, 3/15/45	713,427
557,356	Government National Mortgage Association I, 4.000%, 4/15/45	523,393
607,857	Government National Mortgage Association I, 4.000%, 5/15/45	567,123
874,560	Government National Mortgage Association I, 4.000%, 6/15/45	824,887
107,231	Government National Mortgage Association I, 4.000%, 7/15/45	100,419
194,547	Government National Mortgage Association I, 4.000%, 8/15/45	181,788
5,209	Government National Mortgage Association I, 4.500%, 6/15/25	5,196
13,038	Government National Mortgage Association I, 4.500%, 7/15/33	12,918
28,309	Government National Mortgage Association I, 4.500%, 9/15/33	27,752
52,819	Government National Mortgage Association I, 4.500%, 10/15/33	50,841
38,739	Government National Mortgage Association I, 4.500%, 10/15/33	38,517
2,699	Government National Mortgage Association I, 4.500%, 2/15/34	2,686
28,446	Government National Mortgage Association I, 4.500%, 4/15/35	27,973
15,258	Government National Mortgage Association I, 4.500%, 10/15/35	14,725
24,740	Government National Mortgage Association I, 4.500%, 4/15/38	23,940
209,747	Government National Mortgage Association I, 4.500%, 12/15/39	202,832
84,910	Government National Mortgage Association I, 4.500%, 1/15/40	82,362
The accompanying notes are an integral part of these financial statements.
65Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
48,835	Government National Mortgage Association I, 4.500%, 9/15/40	$ 47,366
101,977	Government National Mortgage Association I, 4.500%, 10/15/40	98,720
93,864	Government National Mortgage Association I, 4.500%, 4/15/41	90,426
178,395	Government National Mortgage Association I, 4.500%, 5/15/41	170,764
98,736	Government National Mortgage Association I, 4.500%, 6/15/41	95,160
82,702	Government National Mortgage Association I, 4.500%, 7/15/41	79,677
73,053	Government National Mortgage Association I, 4.500%, 8/15/41	70,092
15,287	Government National Mortgage Association I, 5.000%, 7/15/33	15,120
15,796	Government National Mortgage Association I, 5.000%, 9/15/33	15,705
17,089	Government National Mortgage Association I, 5.000%, 4/15/34	17,044
102,675	Government National Mortgage Association I, 5.000%, 4/15/35	102,404
40,237	Government National Mortgage Association I, 5.000%, 7/15/40	39,919
19,226	Government National Mortgage Association I, 5.500%, 1/15/29	19,427
2,886	Government National Mortgage Association I, 5.500%, 6/15/33	2,937
14,361	Government National Mortgage Association I, 5.500%, 7/15/33	14,561
7,658	Government National Mortgage Association I, 5.500%, 7/15/33	7,795
4,418	Government National Mortgage Association I, 5.500%, 8/15/33	4,454
8,086	Government National Mortgage Association I, 5.500%, 8/15/33	8,230
7,481	Government National Mortgage Association I, 5.500%, 8/15/33	7,584
17,191	Government National Mortgage Association I, 5.500%, 9/15/33	17,368
19,580	Government National Mortgage Association I, 5.500%, 9/15/33	19,506
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2466

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,261	Government National Mortgage Association I, 5.500%, 10/15/33	$ 8,461
12,959	Government National Mortgage Association I, 5.500%, 10/15/33	13,190
74,490	Government National Mortgage Association I, 5.500%, 7/15/34	75,818
9,333	Government National Mortgage Association I, 5.500%, 10/15/34	9,406
97,772	Government National Mortgage Association I, 5.500%, 11/15/34	99,516
34,405	Government National Mortgage Association I, 5.500%, 1/15/35	35,018
7,248	Government National Mortgage Association I, 5.500%, 2/15/35	7,377
25,814	Government National Mortgage Association I, 5.500%, 2/15/35	26,274
21,947	Government National Mortgage Association I, 5.500%, 6/15/35	22,339
80,368	Government National Mortgage Association I, 5.500%, 7/15/35	81,802
7,124	Government National Mortgage Association I, 5.500%, 10/15/35	7,251
31,497	Government National Mortgage Association I, 5.500%, 10/15/35	32,058
9,599	Government National Mortgage Association I, 5.500%, 2/15/37	9,769
4,484	Government National Mortgage Association I, 6.000%, 4/15/28	4,585
17,650	Government National Mortgage Association I, 6.000%, 9/15/28	18,130
1,107	Government National Mortgage Association I, 6.000%, 10/15/28	1,134
5,230	Government National Mortgage Association I, 6.000%, 2/15/29	5,346
7,479	Government National Mortgage Association I, 6.000%, 2/15/29	7,718
3,681	Government National Mortgage Association I, 6.000%, 11/15/31	3,746
227	Government National Mortgage Association I, 6.000%, 3/15/32	235
1,127	Government National Mortgage Association I, 6.000%, 8/15/32	1,153
The accompanying notes are an integral part of these financial statements.
67Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,339	Government National Mortgage Association I, 6.000%, 9/15/32	$ 1,346
53,676	Government National Mortgage Association I, 6.000%, 9/15/32	54,884
39,632	Government National Mortgage Association I, 6.000%, 9/15/32	40,184
3,764	Government National Mortgage Association I, 6.000%, 10/15/32	3,837
1,511	Government National Mortgage Association I, 6.000%, 10/15/32	1,529
2,018	Government National Mortgage Association I, 6.000%, 11/15/32	2,037
2,283	Government National Mortgage Association I, 6.000%, 11/15/32	2,335
64,029	Government National Mortgage Association I, 6.000%, 12/15/32	64,150
1,808	Government National Mortgage Association I, 6.000%, 12/15/32	1,848
60,362	Government National Mortgage Association I, 6.000%, 12/15/32	60,463
19,980	Government National Mortgage Association I, 6.000%, 12/15/32	20,594
3,266	Government National Mortgage Association I, 6.000%, 12/15/32	3,315
23,479	Government National Mortgage Association I, 6.000%, 12/15/32	23,456
59,271	Government National Mortgage Association I, 6.000%, 12/15/32	60,330
37,597	Government National Mortgage Association I, 6.000%, 1/15/33	38,789
10,569	Government National Mortgage Association I, 6.000%, 1/15/33	10,955
26,836	Government National Mortgage Association I, 6.000%, 2/15/33	27,129
35,240	Government National Mortgage Association I, 6.000%, 2/15/33	36,516
31,395	Government National Mortgage Association I, 6.000%, 2/15/33	31,919
5,712	Government National Mortgage Association I, 6.000%, 2/15/33	5,808
26,198	Government National Mortgage Association I, 6.000%, 3/15/33	26,590
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2468

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
28,478	Government National Mortgage Association I, 6.000%, 3/15/33	$ 29,382
17,097	Government National Mortgage Association I, 6.000%, 3/15/33	17,289
22,120	Government National Mortgage Association I, 6.000%, 3/15/33	22,383
6,619	Government National Mortgage Association I, 6.000%, 3/15/33	6,725
32,227	Government National Mortgage Association I, 6.000%, 3/15/33	32,630
102,983	Government National Mortgage Association I, 6.000%, 3/15/33	104,548
50,736	Government National Mortgage Association I, 6.000%, 3/15/33	52,351
11,454	Government National Mortgage Association I, 6.000%, 4/15/33	11,534
17,614	Government National Mortgage Association I, 6.000%, 5/15/33	17,738
3,080	Government National Mortgage Association I, 6.000%, 6/15/33	3,127
15,486	Government National Mortgage Association I, 6.000%, 9/15/33	15,705
4,595	Government National Mortgage Association I, 6.000%, 10/15/33	4,675
16,572	Government National Mortgage Association I, 6.000%, 11/15/33	16,643
61,561	Government National Mortgage Association I, 6.000%, 3/15/34	63,753
11,884	Government National Mortgage Association I, 6.000%, 6/15/34	12,348
7,329	Government National Mortgage Association I, 6.000%, 8/15/34	7,603
31,539	Government National Mortgage Association I, 6.000%, 8/15/34	32,214
2,320	Government National Mortgage Association I, 6.000%, 9/15/34	2,366
26,345	Government National Mortgage Association I, 6.000%, 9/15/34	27,001
37,784	Government National Mortgage Association I, 6.000%, 9/15/34	38,798
30,732	Government National Mortgage Association I, 6.000%, 10/15/34	31,152
The accompanying notes are an integral part of these financial statements.
69Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
28,665	Government National Mortgage Association I, 6.000%, 10/15/34	$ 29,135
23,357	Government National Mortgage Association I, 6.000%, 10/15/34	23,750
40,731	Government National Mortgage Association I, 6.000%, 11/15/34	42,014
148,679	Government National Mortgage Association I, 6.000%, 9/15/35	154,485
50,375	Government National Mortgage Association I, 6.000%, 8/15/36	52,507
25,851	Government National Mortgage Association I, 6.000%, 10/15/36	26,774
11,395	Government National Mortgage Association I, 6.000%, 11/15/37	11,821
6,717	Government National Mortgage Association I, 6.000%, 8/15/38	6,867
1,880	Government National Mortgage Association I, 6.500%, 4/15/28	1,915
12,664	Government National Mortgage Association I, 6.500%, 4/15/28	12,802
1,242	Government National Mortgage Association I, 6.500%, 6/15/28	1,271
939	Government National Mortgage Association I, 6.500%, 8/15/28	973
416	Government National Mortgage Association I, 6.500%, 10/15/28	420
721	Government National Mortgage Association I, 6.500%, 10/15/28	736
3,820	Government National Mortgage Association I, 6.500%, 1/15/29	3,854
1,081	Government National Mortgage Association I, 6.500%, 2/15/29	1,109
1,313	Government National Mortgage Association I, 6.500%, 2/15/29	1,355
283	Government National Mortgage Association I, 6.500%, 2/15/29	291
723	Government National Mortgage Association I, 6.500%, 3/15/29	733
642	Government National Mortgage Association I, 6.500%, 3/15/29	649
3,079	Government National Mortgage Association I, 6.500%, 3/15/29	3,114
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2470

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,656	Government National Mortgage Association I, 6.500%, 3/15/29	$ 5,698
8,335	Government National Mortgage Association I, 6.500%, 5/15/29	8,535
150	Government National Mortgage Association I, 6.500%, 5/15/29	152
246	Government National Mortgage Association I, 6.500%, 5/15/29	248
10,534	Government National Mortgage Association I, 6.500%, 4/15/31	10,805
2,986	Government National Mortgage Association I, 6.500%, 5/15/31	3,071
5,075	Government National Mortgage Association I, 6.500%, 5/15/31	5,134
3,195	Government National Mortgage Association I, 6.500%, 5/15/31	3,300
2,263	Government National Mortgage Association I, 6.500%, 6/15/31	2,357
7,545	Government National Mortgage Association I, 6.500%, 7/15/31	7,800
13,412	Government National Mortgage Association I, 6.500%, 8/15/31	13,694
1,493	Government National Mortgage Association I, 6.500%, 9/15/31	1,512
19,288	Government National Mortgage Association I, 6.500%, 10/15/31	19,966
1,766	Government National Mortgage Association I, 6.500%, 10/15/31	1,838
1,594	Government National Mortgage Association I, 6.500%, 11/15/31	1,643
31,983	Government National Mortgage Association I, 6.500%, 1/15/32	32,783
7,601	Government National Mortgage Association I, 6.500%, 1/15/32	7,671
4,894	Government National Mortgage Association I, 6.500%, 2/15/32	5,009
5,933	Government National Mortgage Association I, 6.500%, 2/15/32	6,077
781	Government National Mortgage Association I, 6.500%, 2/15/32	791
4,673	Government National Mortgage Association I, 6.500%, 2/15/32	4,788
The accompanying notes are an integral part of these financial statements.
71Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,862	Government National Mortgage Association I, 6.500%, 2/15/32	$ 12,213
5,105	Government National Mortgage Association I, 6.500%, 3/15/32	5,100
12,860	Government National Mortgage Association I, 6.500%, 3/15/32	13,308
2,420	Government National Mortgage Association I, 6.500%, 4/15/32	2,481
2,765	Government National Mortgage Association I, 6.500%, 4/15/32	2,850
9,908	Government National Mortgage Association I, 6.500%, 4/15/32	10,157
1,424	Government National Mortgage Association I, 6.500%, 5/15/32	1,457
1,133	Government National Mortgage Association I, 6.500%, 5/15/32	1,147
3,083	Government National Mortgage Association I, 6.500%, 5/15/32	3,161
690	Government National Mortgage Association I, 6.500%, 5/15/32	703
3,804	Government National Mortgage Association I, 6.500%, 6/15/32	3,900
4,289	Government National Mortgage Association I, 6.500%, 7/15/32	4,384
29,663	Government National Mortgage Association I, 6.500%, 7/15/32	30,792
2,256	Government National Mortgage Association I, 6.500%, 7/15/32	2,279
10,402	Government National Mortgage Association I, 6.500%, 8/15/32	10,639
10,075	Government National Mortgage Association I, 6.500%, 8/15/32	10,386
2,379	Government National Mortgage Association I, 6.500%, 8/15/32	2,430
15,831	Government National Mortgage Association I, 6.500%, 9/15/32	16,237
7,538	Government National Mortgage Association I, 6.500%, 9/15/32	7,709
7,069	Government National Mortgage Association I, 6.500%, 9/15/32	7,243
10,116	Government National Mortgage Association I, 6.500%, 10/15/32	10,333
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2472

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
12,515	Government National Mortgage Association I, 6.500%, 11/15/32	$ 12,814
65,633	Government National Mortgage Association I, 6.500%, 12/15/32	67,297
72,474	Government National Mortgage Association I, 6.500%, 1/15/33	74,064
674	Government National Mortgage Association I, 6.500%, 1/15/33	695
12,349	Government National Mortgage Association I, 6.500%, 5/15/33	12,543
513	Government National Mortgage Association I, 6.500%, 10/15/33	535
38,387	Government National Mortgage Association I, 6.500%, 6/15/34	39,750
4,799	Government National Mortgage Association I, 6.500%, 4/15/35	4,850
3,004	Government National Mortgage Association I, 6.500%, 6/15/35	3,038
6,584	Government National Mortgage Association I, 6.500%, 7/15/35	6,939
22,920	Government National Mortgage Association I, 6.500%, 7/15/35	23,550
300	Government National Mortgage Association I, 7.000%, 11/15/26	300
811	Government National Mortgage Association I, 7.000%, 6/15/27	819
2,630	Government National Mortgage Association I, 7.000%, 1/15/28	2,653
1,746	Government National Mortgage Association I, 7.000%, 4/15/28	1,757
2,753	Government National Mortgage Association I, 7.000%, 7/15/28	2,788
225	Government National Mortgage Association I, 7.000%, 8/15/28	231
2,223	Government National Mortgage Association I, 7.000%, 11/15/28	2,284
8,043	Government National Mortgage Association I, 7.000%, 11/15/28	8,225
9,895	Government National Mortgage Association I, 7.000%, 4/15/29	9,939
5,594	Government National Mortgage Association I, 7.000%, 4/15/29	5,623
The accompanying notes are an integral part of these financial statements.
73Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,762	Government National Mortgage Association I, 7.000%, 5/15/29	$ 10,831
1,428	Government National Mortgage Association I, 7.000%, 7/15/29	1,446
17,707	Government National Mortgage Association I, 7.000%, 11/15/29	18,005
6,291	Government National Mortgage Association I, 7.000%, 12/15/30	6,456
870	Government National Mortgage Association I, 7.000%, 12/15/30	872
24,503	Government National Mortgage Association I, 7.000%, 1/15/31	24,565
5,359	Government National Mortgage Association I, 7.000%, 6/15/31	5,577
704	Government National Mortgage Association I, 7.000%, 7/15/31	732
34,797	Government National Mortgage Association I, 7.000%, 8/15/31	35,730
5,066	Government National Mortgage Association I, 7.000%, 9/15/31	5,091
3,976	Government National Mortgage Association I, 7.000%, 9/15/31	3,993
4,802	Government National Mortgage Association I, 7.000%, 11/15/31	4,837
12,526	Government National Mortgage Association I, 7.000%, 3/15/32	12,612
14,403	Government National Mortgage Association I, 7.000%, 4/15/32	14,682
20,979	Government National Mortgage Association I, 7.000%, 5/15/32	21,508
146	Government National Mortgage Association I, 7.500%, 9/15/25	146
647	Government National Mortgage Association I, 7.500%, 2/15/27	647
3,648	Government National Mortgage Association I, 7.500%, 3/15/27	3,705
7,038	Government National Mortgage Association I, 7.500%, 10/15/27	7,162
692	Government National Mortgage Association I, 7.500%, 6/15/29	696
1,415	Government National Mortgage Association I, 7.500%, 8/15/29	1,421
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2474

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
537	Government National Mortgage Association I, 7.500%, 9/15/29	$ 536
9,232	Government National Mortgage Association I, 7.500%, 2/15/31	9,281
8,306	Government National Mortgage Association I, 7.500%, 2/15/31	8,342
1,162	Government National Mortgage Association I, 7.750%, 2/15/30	1,167
9,732,895	Government National Mortgage Association II, 2.000%, 3/20/52	7,795,359
13,566,747	Government National Mortgage Association II, 2.500%, 5/20/52	11,337,294
10,643,292	Government National Mortgage Association II, 3.000%, 6/20/52	9,234,341
18,262	Government National Mortgage Association II, 3.500%, 6/20/39	16,780
4,413	Government National Mortgage Association II, 3.500%, 7/20/39	4,055
50,274	Government National Mortgage Association II, 3.500%, 4/20/42	46,103
122,359	Government National Mortgage Association II, 3.500%, 6/20/43	111,846
80,919	Government National Mortgage Association II, 3.500%, 11/20/43	73,957
2,234	Government National Mortgage Association II, 3.500%, 1/20/44	2,039
2,044,006	Government National Mortgage Association II, 3.500%, 6/20/44	1,851,457
32,775	Government National Mortgage Association II, 3.500%, 7/20/44	29,829
184,924	Government National Mortgage Association II, 3.500%, 1/20/45	168,112
532,634	Government National Mortgage Association II, 3.500%, 3/20/45	484,045
95,332	Government National Mortgage Association II, 3.500%, 3/20/45	84,106
214,824	Government National Mortgage Association II, 3.500%, 4/20/45	194,031
395,179	Government National Mortgage Association II, 3.500%, 4/20/45	357,424
155,131	Government National Mortgage Association II, 3.500%, 4/20/45	139,405
The accompanying notes are an integral part of these financial statements.
75Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
160,594	Government National Mortgage Association II, 3.500%, 7/20/45	$ 145,454
117,928	Government National Mortgage Association II, 3.500%, 12/20/45	106,922
445,875	Government National Mortgage Association II, 3.500%, 3/20/46	404,325
1,105,308	Government National Mortgage Association II, 3.500%, 7/20/47	1,000,234
294,614	Government National Mortgage Association II, 3.500%, 2/20/48	265,978
757,619	Government National Mortgage Association II, 3.500%, 9/20/48	684,802
162,860	Government National Mortgage Association II, 3.500%, 12/20/48	147,030
95,203	Government National Mortgage Association II, 3.500%, 8/20/49	85,922
61,050	Government National Mortgage Association II, 3.500%, 1/20/52	54,658
711,559	Government National Mortgage Association II, 3.500%, 8/20/52	636,398
1,479,853	Government National Mortgage Association II, 4.000%, 7/20/44	1,393,776
58,521	Government National Mortgage Association II, 4.000%, 9/20/44	55,105
351,912	Government National Mortgage Association II, 4.000%, 10/20/44	331,297
1,069,396	Government National Mortgage Association II, 4.000%, 10/20/46	1,003,126
604,129	Government National Mortgage Association II, 4.000%, 2/20/48	559,445
813,823	Government National Mortgage Association II, 4.000%, 4/20/48	754,027
1,121	Government National Mortgage Association II, 4.500%, 9/20/33	1,095
1,894	Government National Mortgage Association II, 4.500%, 10/20/33	1,850
14,728	Government National Mortgage Association II, 4.500%, 12/20/34	14,313
61,042	Government National Mortgage Association II, 4.500%, 1/20/35	59,321
9,984	Government National Mortgage Association II, 4.500%, 3/20/35	9,703
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2476

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
833	Government National Mortgage Association II, 4.500%, 8/20/35	$ 810
666	Government National Mortgage Association II, 4.500%, 11/20/35	647
1,170	Government National Mortgage Association II, 4.500%, 3/20/38	1,137
5,614	Government National Mortgage Association II, 4.500%, 2/20/39	5,456
10,865	Government National Mortgage Association II, 4.500%, 9/20/39	10,556
253,075	Government National Mortgage Association II, 4.500%, 12/20/39	245,819
24,562	Government National Mortgage Association II, 4.500%, 2/20/40	23,855
69,396	Government National Mortgage Association II, 4.500%, 8/20/40	67,349
282,223	Government National Mortgage Association II, 4.500%, 9/20/41	273,896
40,117	Government National Mortgage Association II, 4.500%, 11/20/43	38,735
5,351	Government National Mortgage Association II, 4.500%, 12/20/43	5,167
1,058,820	Government National Mortgage Association II, 4.500%, 9/20/44	1,017,884
383,452	Government National Mortgage Association II, 4.500%, 10/20/44	370,237
741,515	Government National Mortgage Association II, 4.500%, 11/20/44	715,960
28,449	Government National Mortgage Association II, 4.500%, 6/20/45	27,469
891,930	Government National Mortgage Association II, 4.500%, 2/20/48	856,356
1,117,198	Government National Mortgage Association II, 4.500%, 9/20/48	1,070,736
431,632	Government National Mortgage Association II, 4.500%, 11/20/48	413,637
2,292,773	Government National Mortgage Association II, 4.500%, 3/20/49	2,196,864
666,108	Government National Mortgage Association II, 4.500%, 4/20/49	638,210
9,117	Government National Mortgage Association II, 4.500%, 5/20/51	8,737
The accompanying notes are an integral part of these financial statements.
77Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
564	Government National Mortgage Association II, 5.000%, 2/20/32	$ 560
2,127	Government National Mortgage Association II, 5.000%, 10/20/32	2,159
3,443	Government National Mortgage Association II, 5.000%, 11/20/32	3,497
13,743	Government National Mortgage Association II, 5.000%, 12/20/32	13,815
35,291	Government National Mortgage Association II, 5.000%, 1/20/33	35,519
13,442	Government National Mortgage Association II, 5.000%, 2/20/33	13,333
13,005	Government National Mortgage Association II, 5.000%, 3/20/33	12,893
19,265	Government National Mortgage Association II, 5.000%, 4/20/33	19,097
10,199	Government National Mortgage Association II, 5.000%, 5/20/33	10,111
14,412	Government National Mortgage Association II, 5.000%, 6/20/33	14,287
29,952	Government National Mortgage Association II, 5.000%, 7/20/33	29,684
16,086	Government National Mortgage Association II, 5.000%, 8/20/33	16,171
43,966	Government National Mortgage Association II, 5.000%, 9/20/33	44,181
9,477	Government National Mortgage Association II, 5.000%, 10/20/33	9,393
9,218	Government National Mortgage Association II, 5.000%, 12/20/33	9,135
5,731	Government National Mortgage Association II, 5.000%, 2/20/34	5,704
17,028	Government National Mortgage Association II, 5.000%, 4/20/34	16,949
7,274	Government National Mortgage Association II, 5.000%, 5/20/34	7,240
8,873	Government National Mortgage Association II, 5.000%, 6/20/34	8,831
17,024	Government National Mortgage Association II, 5.000%, 7/20/34	16,944
11,559	Government National Mortgage Association II, 5.000%, 8/20/34	11,503
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2478

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
17,776	Government National Mortgage Association II, 5.000%, 9/20/34	$ 17,692
3,819	Government National Mortgage Association II, 5.000%, 10/20/34	3,803
6,967	Government National Mortgage Association II, 5.000%, 1/20/35	6,935
5,412	Government National Mortgage Association II, 5.000%, 2/20/35	5,386
649	Government National Mortgage Association II, 5.000%, 2/20/35	647
9,269	Government National Mortgage Association II, 5.000%, 3/20/35	9,226
22,961	Government National Mortgage Association II, 5.000%, 4/20/35	22,833
6,430	Government National Mortgage Association II, 5.000%, 5/20/35	6,398
6,720	Government National Mortgage Association II, 5.000%, 6/20/35	6,684
16,259	Government National Mortgage Association II, 5.000%, 7/20/35	16,173
205,846	Government National Mortgage Association II, 5.000%, 8/20/35	204,629
4,095	Government National Mortgage Association II, 5.000%, 9/20/35	4,073
834	Government National Mortgage Association II, 5.000%, 2/20/36	831
9,873	Government National Mortgage Association II, 5.000%, 4/20/36	9,814
10,628	Government National Mortgage Association II, 5.000%, 11/20/36	10,596
23,543	Government National Mortgage Association II, 5.000%, 1/20/37	23,418
222,329	Government National Mortgage Association II, 5.000%, 3/20/37	221,144
5,576	Government National Mortgage Association II, 5.000%, 6/20/37	5,546
992	Government National Mortgage Association II, 5.000%, 7/20/37	989
4,732	Government National Mortgage Association II, 5.000%, 8/20/37	4,716
9,555	Government National Mortgage Association II, 5.000%, 12/20/37	9,499
The accompanying notes are an integral part of these financial statements.
79Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,720	Government National Mortgage Association II, 5.000%, 1/20/38	$ 5,700
12,495	Government National Mortgage Association II, 5.000%, 2/20/38	12,428
3,709	Government National Mortgage Association II, 5.000%, 3/20/38	3,689
29,153	Government National Mortgage Association II, 5.000%, 5/20/38	28,980
7,264	Government National Mortgage Association II, 5.000%, 6/20/38	7,226
505	Government National Mortgage Association II, 5.000%, 12/20/38	503
16,237	Government National Mortgage Association II, 5.000%, 1/20/39	16,141
3,711	Government National Mortgage Association II, 5.000%, 2/20/39	3,687
8,024	Government National Mortgage Association II, 5.000%, 5/20/39	7,971
15,930	Government National Mortgage Association II, 5.000%, 8/20/39	15,875
130,139	Government National Mortgage Association II, 5.000%, 10/20/39	129,408
4,163	Government National Mortgage Association II, 5.000%, 11/20/39	4,149
75,050	Government National Mortgage Association II, 5.000%, 1/20/40	74,513
937	Government National Mortgage Association II, 5.000%, 2/20/40	931
6,165	Government National Mortgage Association II, 5.000%, 6/20/40	6,140
28,629	Government National Mortgage Association II, 5.000%, 7/20/40	28,530
20,904	Government National Mortgage Association II, 5.000%, 8/20/40	20,767
17,196	Government National Mortgage Association II, 5.000%, 9/20/40	17,137
1,162	Government National Mortgage Association II, 5.000%, 2/20/41	1,149
17,804	Government National Mortgage Association II, 5.000%, 4/20/41	17,634
22,549	Government National Mortgage Association II, 5.000%, 7/20/41	22,471
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2480

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,125	Government National Mortgage Association II, 5.000%, 8/20/42	$ 11,087
39,463	Government National Mortgage Association II, 5.000%, 11/20/42	39,157
55,989	Government National Mortgage Association II, 5.000%, 10/20/43	55,795
733	Government National Mortgage Association II, 5.000%, 11/20/44	730
47,005	Government National Mortgage Association II, 5.000%, 2/20/45	46,640
67,536	Government National Mortgage Association II, 5.000%, 4/20/45	67,011
20,307	Government National Mortgage Association II, 5.000%, 7/20/45	20,237
34,607	Government National Mortgage Association II, 5.000%, 11/20/45	34,361
2,970	Government National Mortgage Association II, 5.000%, 12/20/45	2,946
1,920	Government National Mortgage Association II, 5.000%, 7/20/46	1,913
17,612	Government National Mortgage Association II, 5.000%, 9/20/46	17,551
51,848	Government National Mortgage Association II, 5.000%, 12/20/46	51,477
6,349	Government National Mortgage Association II, 5.000%, 6/20/47	6,263
57,854	Government National Mortgage Association II, 5.000%, 8/20/47	57,065
54,327	Government National Mortgage Association II, 5.000%, 1/20/48	53,577
140,016	Government National Mortgage Association II, 5.000%, 5/20/48	137,976
23,268	Government National Mortgage Association II, 5.000%, 8/20/48	22,886
7,838	Government National Mortgage Association II, 5.000%, 9/20/48	7,709
47,810	Government National Mortgage Association II, 5.000%, 10/20/48	47,091
121,027	Government National Mortgage Association II, 5.000%, 11/20/48	118,822
18,454	Government National Mortgage Association II, 5.000%, 12/20/48	18,157
The accompanying notes are an integral part of these financial statements.
81Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
71,010	Government National Mortgage Association II, 5.000%, 1/20/49	$ 69,669
408,271	Government National Mortgage Association II, 5.000%, 2/20/49	400,809
1,289,103	Government National Mortgage Association II, 5.000%, 5/20/49	1,267,136
142,710	Government National Mortgage Association II, 5.000%, 8/20/49	140,411
49,433	Government National Mortgage Association II, 5.000%, 9/20/49	48,698
134,989	Government National Mortgage Association II, 5.000%, 1/20/50	132,903
15,727	Government National Mortgage Association II, 5.000%, 2/20/50	15,510
35,892	Government National Mortgage Association II, 5.000%, 3/20/50	35,402
347,594	Government National Mortgage Association II, 5.000%, 7/20/50	342,837
255,407	Government National Mortgage Association II, 5.000%, 12/20/50	251,932
19,903	Government National Mortgage Association II, 5.000%, 8/20/51	19,522
73,514	Government National Mortgage Association II, 5.000%, 9/20/51	72,060
36,296	Government National Mortgage Association II, 5.000%, 11/20/51	35,540
139,182	Government National Mortgage Association II, 5.000%, 12/20/51	136,393
46,150	Government National Mortgage Association II, 5.500%, 3/20/34	47,270
37,601	Government National Mortgage Association II, 5.500%, 4/20/34	38,514
14,427	Government National Mortgage Association II, 5.500%, 10/20/37	14,671
495,618	Government National Mortgage Association II, 5.500%, 9/20/52	493,751
41,072	Government National Mortgage Association II, 5.750%, 6/20/33	41,206
8,691	Government National Mortgage Association II, 5.900%, 1/20/28	8,772
15,570	Government National Mortgage Association II, 5.900%, 7/20/28	15,677
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2482

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,952	Government National Mortgage Association II, 6.000%, 10/20/31	$ 4,071
20,778	Government National Mortgage Association II, 6.000%, 1/20/33	21,211
23,682	Government National Mortgage Association II, 6.000%, 10/20/33	24,204
14,278	Government National Mortgage Association II, 6.000%, 6/20/34	14,837
29,419	Government National Mortgage Association II, 6.450%, 1/20/33	29,624
5,786	Government National Mortgage Association II, 6.500%, 8/20/28	5,889
288	Government National Mortgage Association II, 6.500%, 2/20/29	293
130	Government National Mortgage Association II, 6.500%, 3/20/29	132
3,682	Government National Mortgage Association II, 6.500%, 4/20/29	3,748
2,604	Government National Mortgage Association II, 6.500%, 4/20/31	2,690
2,095	Government National Mortgage Association II, 6.500%, 6/20/31	2,151
9,799	Government National Mortgage Association II, 6.500%, 10/20/32	10,137
13,335	Government National Mortgage Association II, 6.500%, 3/20/34	13,638
412	Government National Mortgage Association II, 7.000%, 5/20/26	422
2,587	Government National Mortgage Association II, 7.000%, 8/20/27	2,648
2,593	Government National Mortgage Association II, 7.000%, 6/20/28	2,654
12,934	Government National Mortgage Association II, 7.000%, 11/20/28	13,242
11,241	Government National Mortgage Association II, 7.000%, 1/20/29	11,516
1,028	Government National Mortgage Association II, 7.000%, 2/20/29	1,053
419	Government National Mortgage Association II, 7.000%, 12/20/30	429
2,264	Government National Mortgage Association II, 7.000%, 1/20/31	2,367
The accompanying notes are an integral part of these financial statements.
83Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,304	Government National Mortgage Association II, 7.000%, 3/20/31	$ 1,335
7,070	Government National Mortgage Association II, 7.000%, 7/20/31	7,411
2,515	Government National Mortgage Association II, 7.000%, 11/20/31	2,575
2,236	Government National Mortgage Association II, 7.500%, 5/20/30	2,303
682	Government National Mortgage Association II, 7.500%, 6/20/30	703
689	Government National Mortgage Association II, 7.500%, 7/20/30	704
2,583	Government National Mortgage Association II, 7.500%, 8/20/30	2,674
1,147	Government National Mortgage Association II, 7.500%, 12/20/30	1,180
50,000,000(e)	U.S. Treasury Bills, 1/9/25	49,959,078
50,374,800	U.S. Treasury Bonds, 2.250%, 2/15/52	30,539,230
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	40,352,279
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	59,616,493
136,312,900	U.S. Treasury Bonds, 4.375%, 8/15/43	128,259,869
44,000,000	U.S. Treasury Notes, 3.500%, 9/30/29	42,336,525
42,000,000	U.S. Treasury Notes, 3.625%, 9/30/31	39,910,943
36,260,000	U.S. Treasury Notes, 4.250%, 2/28/29	36,090,518
44,600,800	U.S. Treasury Notes, 4.625%, 9/30/30	45,015,273
	Total U.S. Government and Agency Obligations (Cost $2,152,232,508)	$2,085,420,272

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2484

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Repurchase Agreements — 1.8%
18,690,000	Bank of America, 4.45%, dated 12/31/24,
to be purchased on 1/2/25 for $18,694,621, collateralized by the following:
$16,575,421, Federal Home Loan Mortgage Corporation, 4.80%, 8/1/54,
	$2,488,379, Government National Mortgage Association, 3.00%-7.51%, 10/20/30-6/20/70	$ 18,690,000
70,000,000	Bank of America, 4.43%, dated 12/31/24, to be purchased on 1/2/25 for $70,017,228, collateralized by the following: $6,056,379, U.S. Treasury Bond, 2.75%-4.50%, 8/15/39-2/15/44, $53,208,213, U.S. Treasury Inflation-Protected Security, 0.88%, 2/15/47, $7,441,913, U.S. Treasury Strip Coupon, 2/15/46, $4,693,496, U.S. Treasury Strip Principal, 8/15/28-5/15/37	70,000,000
		$88,690,000

	TOTAL SHORT TERM INVESTMENTS (Cost $88,690,000)	$88,690,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 106.4% (Cost $5,345,178,808)	$5,148,458,539
	TBA Sales Commitments — (4.3)% of Net Assets
	U.S. Government and Agency Obligations — (4.3)%
(63,000,000)	Federal National Mortgage Association, 2.500%, 1/1/55 (TBA)	$ (51,305,625)
(90,000,000)	Federal National Mortgage Association, 3.000%, 1/1/55 (TBA)	(76,429,687)
(1,000,000)	Federal National Mortgage Association, 3.000%, 1/1/40 (TBA)	(930,324)
(1,000,000)	Federal National Mortgage Association, 3.500%, 1/1/40 (TBA)	(945,067)
(62,100,000)	Federal National Mortgage Association, 5.500%, 1/1/55 (TBA)	(61,277,084)
(9,000,000)	Federal National Mortgage Association, 5.500%, 1/1/40 (TBA)	(9,058,703)
(2,100,000)	Government National Mortgage Association, 3.500%, 1/20/55 (TBA)	(1,876,963)
The accompanying notes are an integral part of these financial statements.
85Pioneer Bond Fund | Semiannual Report | 12/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(6,700,000)	Government National Mortgage Association, 4.000%, 1/20/55 (TBA)	$ (6,170,578)
(600,000)	Government National Mortgage Association, 4.500%, 1/20/55 (TBA)	(567,094)
	TOTAL TBA SALES COMMITMENTS (Proceeds $211,565,797)	$(208,561,125)

	OTHER ASSETS AND LIABILITIES — (2.1)%	$(102,270,011)
	net assets — 100.0%	$4,837,627,403

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to $1,750,695,381, or 36.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2024.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2024.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Non-income producing security.
(h)	Issued as participation notes.
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2486

Schedule of Investments  |  12/31/24
(unaudited) (continued)
(i)	Issued as preference shares.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$504,100
Acorn Re	10/25/2024	500,000	501,500
Adare Re 2025	12/31/2024	1,250,000	1,250,000
Alamo Re	4/12/2023	1,256,000	1,309,625
Alamo Re	4/4/2024	500,000	522,250
Alamo Re	4/4/2024	250,000	260,800
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	20,769	8,761
Alturas Re 2022-2	1/18/2022	—	195,492
Aquila Re	5/10/2023	850,000	892,330
Aquila Re	4/26/2024	1,250,000	1,284,500
Atlas Capital	5/17/2023	2,000,000	2,094,800
Atlas Re	5/24/2024	750,000	847,575
Ballybunion Re 2022	3/9/2022	—	109,900
Banbury-PI0050 Re 2024	8/19/2024	2,000,000	2,123,017
Bantry Re 2024	2/1/2024	5,729,968	6,807,259
Berwick Re 2020-1	9/24/2020	—	21,527
Berwick Re 2024-1	1/10/2024	3,000,000	3,553,246
Blue Ridge Re	11/14/2023	1,000,000	1,018,400
Blue Ridge Re	11/14/2023	1,750,000	1,824,900
Bonanza Re	3/11/2022	679,144	680,204
Bonanza Re	1/6/2023	300,000	310,260
Bonanza Re	12/16/2024	250,000	249,968
Bonanza Re	12/16/2024	1,250,000	1,249,936
Cape Lookout Re	4/14/2023	1,100,000	1,148,290
Cat Re 2001	11/14/2023	750,000	774,000
Cheltenham-PI0051 Re 2024	7/1/2024	786,503	966,258
Commonwealth Re	6/15/2022	1,000,000	1,014,200
Easton Re	5/16/2024	247,059	256,950
Eden Re II	1/25/2021	123,819	39,505
Eden Re II	1/21/2022	20,392	24,034
Eden Re II	1/17/2023	—	105,642
Eden Re II	1/10/2024	3,500,000	4,243,050
FloodSmart Re	2/14/2022	3,020,800	3,053,940
FloodSmart Re	2/29/2024	1,500,000	1,575,825
Four Lakes Re	12/15/2021	500,000	498,500
The accompanying notes are an integral part of these financial statements.
87Pioneer Bond Fund | Semiannual Report | 12/31/24

Restricted Securities	Acquisition date	Cost	Value
Four Lakes Re	12/22/2022	$3,000,000	$3,066,300
Four Lakes Re	12/8/2023	750,000	764,850
Four Lakes Re	12/11/2024	250,000	249,985
Four Lakes Re	12/11/2024	250,000	249,967
Fuchsia 2024-1	12/18/2024	1,000,000	999,500
Galileo Re	12/4/2023	1,250,000	1,308,125
Galileo Re	12/4/2023	750,000	763,275
Gamboge Re	5/9/2024	5,235,942	6,029,884
Gateway Re	2/3/2023	700,000	762,643
Gateway Re	3/11/2024	250,000	256,575
Gateway Re	12/19/2024	257,375	256,875
Gateway Re II	4/13/2023	250,000	265,850
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	522,043	187,500
Gullane Re 2024	2/14/2024	5,910,842	6,880,327
Harambee Re 2018	12/19/2017	34,747	1,000
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	10/19/2020	500,000	498,500
Herbie Re	12/17/2024	500,000	499,966
High Point Re	12/1/2023	3,500,000	3,558,800
Integrity Re	5/9/2022	750,000	75,000
Integrity Re	3/23/2023	1,500,000	1,566,000
International Bank for Reconstruction & Development	4/3/2024	250,000	261,000
International Bank for Reconstruction & Development	5/1/2024	250,000	265,925
Kendall Re	4/22/2024	1,000,000	1,057,600
Kilimanjaro III Re	6/15/2022	1,000,000	1,021,400
Lightning Re	3/20/2023	1,000,000	1,075,000
Locke Tavern Re	3/23/2023	1,000,000	1,023,900
Long Point Re IV	5/13/2022	3,500,000	3,550,400
Lorenz Re 2019	6/26/2019	451,261	23,347
Mangrove Risk Solutions	6/17/2024	224,653	240,200
Mangrove Risk Solutions	7/9/2024	—	27,800
Mangrove Risk Solutions	7/9/2024	—	4,100
Mangrove Risk Solutions	7/9/2024	—	1,100
Marlon Re	5/24/2024	250,000	251,125
Matterhorn Re	1/29/2020	768,005	652,805
Matterhorn Re	12/15/2021	250,000	250,000
Matterhorn Re	3/10/2022	2,000,000	2,012,000
Matterhorn Re	3/10/2022	1,000,000	1,014,000
Mayflower Re	6/21/2024	1,000,000	1,028,700
Merion Re 2022-2	3/1/2022	6,223,982	5,883,978
Merion Re 2024-1	1/11/2024	843,568	1,049,965
Merna Re II	5/8/2024	1,000,000	1,050,800
Merna Re II	5/8/2024	1,000,000	1,054,000
Merna Re II	5/8/2024	2,000,000	2,122,000
Mona Lisa Re	12/30/2022	1,000,000	1,051,900
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2488

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Mystic Re	12/12/2023	$1,498,608	$1,572,450
Mystic Re IV	12/16/2022	3,400,000	3,569,320
Northshore Re II	6/22/2022	750,000	771,525
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	1,774,715	2,051,317
Old Head Re 2024	1/5/2024	183,891	260,777
Pangaea Re 2024-1	2/27/2024	3,000,000	3,600,323
Pangaea Re 2024-3	7/31/2024	3,000,000	3,235,627
Phoenix 3 Re	12/21/2020	974,834	974,739
PI0047 2024-1	1/26/2024	10,465,975	11,554,844
PI0048 Re 2024	6/12/2024	3,369,800	4,074,920
Pine Valley Re 2024	1/17/2024	829,192	986,090
Portsalon Re 2022	7/15/2022	404,317	458,460
Queen Street Re	5/12/2023	3,000,000	3,093,900
Residential Re	11/22/2022	1,750,000	1,846,950
Residential Re	11/7/2023	2,500,000	2,630,000
Residential Re	11/7/2023	1,000,000	1,050,100
Residential Re	11/4/2024	1,250,000	1,274,764
Residential Re 2004	11/4/2024	1,250,000	1,284,872
Sanders Re	1/16/2024	1,000,000	1,040,600
Sanders Re	12/10/2024	3,000,000	2,999,796
Sanders Re	12/10/2024	3,000,000	3,004,059
Sanders Re II	11/23/2021	2,754,375	2,755,500
Sanders Re III	11/30/2022	1,000,000	1,054,700
Sector Re V	12/30/2022	—	253,008
Sector Re V	12/4/2023	5,000,000	6,860,315
Sector Re V	12/29/2023	4,600,000	6,311,490
Silk Road Re	12/23/2024	250,000	248,750
Sussex Re 2021-1	1/26/2021	—	—
Thopas Re 2020	12/30/2019	—	1,200
Thopas Re 2021	12/30/2020	—	65,100
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	14,472
Thopas Re 2024	2/2/2024	4,256,392	5,492,023
Torricelli Re 2021	7/2/2021	—	27,485
Torricelli Re 2022	7/26/2022	—	15,750
Torricelli Re 2023	7/26/2023	—	81,450
Torricelli Re 2024	7/25/2024	4,215,966	4,673,461
Ursa Re	4/12/2023	750,000	766,575
Veraison Re	12/14/2022	500,000	523,200
Viribus Re 2018	12/22/2017	16,587	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	127,085
Viribus Re 2022	4/18/2022	—	4,800
Viribus Re 2023	2/2/2023	—	92,600
Viribus Re 2024	3/19/2024	333,333	460,433
Vitality Re XIII	1/4/2023	2,206,216	2,241,900
Vitality Re XIV	1/25/2023	6,023,750	6,076,800
Vitality Re XIV	1/25/2023	750,000	763,200
The accompanying notes are an integral part of these financial statements.
89Pioneer Bond Fund | Semiannual Report | 12/31/24

Restricted Securities	Acquisition date	Cost	Value
Walton Health Re 2019	7/18/2019	$—	$47,947
Walton Health Re 2022	7/13/2022	8,750	364,383
Total Restricted Securities			$186,193,696
% of Net assets			3.8%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
621	U.S. 2 Year Note (CBT)	3/31/25	$127,667,768	$127,683,422	$15,654
10,881	U.S. 5 Year Note (CBT)	3/31/25	1,161,562,613	1,156,701,332	(4,861,281)
2,065	U.S. 10 Year Note (CBT)	3/20/25	226,706,151	224,568,750	(2,137,401)
142	U.S. 10 Year Ultra Bond	3/20/25	16,195,362	15,806,375	(388,987)
212	U.S. Ultra Bond (CBT)	3/20/25	26,296,244	25,208,125	(1,088,119)
			$1,558,428,138	$1,549,968,004	$(8,460,134)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
127	U.S. Long Bond (CBT)	3/20/25	$(14,597,540)	$(14,458,156)	$139,384
TOTAL FUTURES CONTRACTS			$1,543,830,598	$1,535,509,848	$(8,320,750)
CBT	Chicago Board of Trade.
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2490

Schedule of Investments  |  12/31/24
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
249,940,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	$(17,265,293)	$(2,271,984)	$(19,537,277)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(17,265,293)	$(2,271,984)	$(19,537,277)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Purchases and sales of securities (excluding short-term investments, TBA sale commitments and all derivative contracts except for options purchased) for the six months ended December 31, 2024 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$84,255,469	$—
Other Long-Term Securities	$1,088,718,814	$995,395,050
At December 31, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $5,454,373,414 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$49,194,385
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(574,263,119)
Net unrealized depreciation	$(525,068,734)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
91Pioneer Bond Fund | Semiannual Report | 12/31/24

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$14,038,068	$—	$14,038,068
Asset Backed Securities	—	527,750,252	—	527,750,252
Collateralized Mortgage Obligations	—	334,623,124	—	334,623,124
Commercial Mortgage-Backed Securities	—	196,281,278	—*	196,281,278
Corporate Bonds	—	1,715,461,849	—	1,715,461,849
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,250,000	1,250,000
Multiperil – Massachusetts	—	—	458,460	458,460
Multiperil – U.S.	—	—	12,871,202	12,871,202
Multiperil – Worldwide	—	—	9,713,785	9,713,785
Windstorm – North Carolina	—	—	33,000	33,000
Windstorm – U.S.	—	—	4,074,920	4,074,920
Windstorm – U.S. Regional	—	—	2,051,317	2,051,317
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,000	1,000
Multiperil – Worldwide	—	—	61,413,432	61,413,432
All Other Insurance-Linked Securities	—	94,326,580	—	94,326,580
U.S. Government and Agency Obligations	—	2,085,420,272	—	2,085,420,272
Repurchase Agreements	—	88,690,000	—	88,690,000
Total Investments in Securities	$—	$5,056,591,423	$91,867,116	$5,148,458,539
Liabilities
TBA Sales Commitments	$—	$(208,561,125)	$—	$(208,561,125)
Total Liabilities	$—	$(208,561,125)	$—	$(208,561,125)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(8,320,750)	$—	$—	$(8,320,750)
Centrally cleared swap contracts^	—	(2,271,984)	—	(2,271,984)
Total Other Financial Instruments	$(8,320,750)	$(2,271,984)	$—	$(10,592,734)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended December 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2492

Statement of Assets and Liabilities  |  12/31/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $5,345,178,808)	$5,148,458,539
Cash	54,204,089
Foreign currencies, at value (cost $23)	22
Futures collateral	22,701,593
Swaps collateral	31,124,014
Collateral due from broker for TBA Securities	4,346,629
Due from broker for futures	1,578,012
Receivables —
Investment securities sold	277,795,643
Fund shares sold	24,468,876
Dividends	75,057
Interest	37,908,782
Other assets	126,216
Total assets	$5,602,787,472
LIABILITIES:
Payables —
Investment securities purchased	$498,556,404
Fund shares repurchased	32,891,629
Distributions	1,955,283
Trustees’ fees	5,797
Interest expense	321,518
Variation margin for centrally cleared swap contracts	234,439
Variation margin for futures contracts	1,578,015
TBA sales commitments, at value	208,561,125
Swap contracts, at value (premium received $17,265,293)	19,537,277
Management fees	188,471
Administrative expenses	164,547
Distribution fees	29,362
Accrued expenses	1,136,202
Total liabilities	$765,160,069
NET ASSETS:
Paid-in capital	$5,680,230,737
Distributable earnings (loss)	(842,603,334)
Net assets	$4,837,627,403
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $468,231,922/57,033,447 shares)	$8.21
Class C (based on $17,371,921/2,141,908 shares)	$8.11
Class K (based on $1,616,028,342/197,094,271 shares)	$8.20
Class R (based on $161,369,212/19,481,923 shares)	$8.28
Class Y (based on $2,574,626,006/316,951,485 shares)	$8.12
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $8.21 net asset value per share/100%-4.50% maximum sales charge)	$8.60
The accompanying notes are an integral part of these financial statements.
93Pioneer Bond Fund | Semiannual Report | 12/31/24

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 12/31/24
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $12,012)	$123,414,031
Dividends from unaffiliated issuers	6,461,173
Total Investment Income		$129,875,204
EXPENSES:
Management fees	$6,950,941
Administrative expenses	619,642
Transfer agent fees
Class A	416,376
Class C	6,187
Class K	1,661
Class R	204,428
Class Y	1,386,987
Distribution fees
Class A	605,861
Class C	87,287
Class R	409,307
Shareholder communications expense	143,418
Custodian fees	22,704
Registration fees	62,218
Professional fees	118,693
Printing expense	25,610
Officers’ and Trustees’ fees	132,686
Insurance expense	28,565
Miscellaneous	179,552
Total expenses		$11,402,123
Net investment income		$118,473,081
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$10,140,447
Futures contracts	(4,953,994)
Swap contracts	(5,891,520)	$(705,067)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$23,280,707
TBA sales commitments	2,006,010
Futures contracts	(15,894,479)
Swap contracts	(2,902,958)	$6,489,280
Net realized and unrealized gain (loss) on investments		$5,784,213
Net increase in net assets resulting from operations		$124,257,294
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2494

Statements of Changes in Net Assets
	Six Months Ended 12/31/24 (unaudited)	Year Ended 6/30/24
FROM OPERATIONS:
Net investment income (loss)	$118,473,081	$218,889,192
Net realized gain (loss) on investments	(705,067)	(227,722,171)
Change in net unrealized appreciation (depreciation) on investments	6,489,280	178,396,142
Net increase in net assets resulting from operations	$124,257,294	$169,563,163
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.23 and $0.30 per share, respectively)	$(12,839,179)	$(18,803,875)
Class C ($0.20 and $0.25 per share, respectively)	(411,109)	(498,706)
Class K ($0.24 and $0.34 per share, respectively)	(46,617,629)	(62,395,675)
Class R ($0.21 and $0.28 per share, respectively)	(4,092,687)	(5,337,606)
Class Y ($0.24 and $0.33 per share, respectively)	(73,481,799)	(94,113,822)
Total distributions to shareholders	$(137,442,403)	$(181,149,684)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$843,320,502	$1,591,324,985
Reinvestment of distributions	124,184,016	159,354,409
Cost of shares repurchased	(672,172,852)	(1,661,388,475)
Net increase in net assets resulting from Fund share transactions	$295,331,666	$89,290,919
Net increase in net assets	$282,146,557	$77,704,398
NET ASSETS:
Beginning of period	$4,555,480,846	$4,477,776,448
End of period	$4,837,627,403	$4,555,480,846
The accompanying notes are an integral part of these financial statements.
95Pioneer Bond Fund | Semiannual Report | 12/31/24

	Six Months Ended 12/31/24 Shares (unaudited)	Six Months Ended 12/31/24 Amount (unaudited)	Year Ended 6/30/24 Shares	Year Ended 6/30/24 Amount
Class A
Shares sold	7,191,492	$60,722,174	12,992,908	$105,805,742
Reinvestment of distributions	1,267,308	10,599,574	1,891,232	15,368,023
Less shares repurchased	(8,979,049)	(75,487,633)	(23,577,998)	(191,489,445)
Net decrease	(520,249)	$(4,165,885)	(8,693,858)	$(70,315,680)
Class C
Shares sold	460,729	$3,858,220	602,717	$4,871,289
Reinvestment of distributions	48,609	401,191	58,501	469,776
Less shares repurchased	(325,102)	(2,694,943)	(750,560)	(6,019,961)
Net increase (decrease)	184,236	$1,564,468	(89,342)	$(678,896)
Class K
Shares sold	32,875,715	$277,214,796	63,169,078	$512,968,700
Reinvestment of distributions	4,857,785	40,582,846	6,472,908	52,523,089
Less shares repurchased	(23,535,124)	(198,122,479)	(68,015,092)	(547,814,759)
Net increase	14,198,376	$119,675,163	1,626,894	$17,677,030
Class R
Shares sold	1,108,355	$9,436,376	1,991,865	$16,341,777
Reinvestment of distributions	487,985	4,092,687	646,921	5,303,590
Less shares repurchased	(1,163,331)	(9,920,457)	(3,078,859)	(25,151,022)
Net increase (decrease)	433,009	$3,608,606	(440,073)	$(3,505,655)
Class Y
Shares sold	58,844,555	$492,088,936	118,224,574	$951,337,477
Reinvestment of distributions	8,276,945	68,507,718	10,656,130	85,689,931
Less shares repurchased	(46,302,209)	(385,947,340)	(111,634,341)	(890,913,288)
Net increase	20,819,291	$174,649,314	17,246,363	$146,114,120
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2496

Financial Highlights
	Six Months Ended 12/31/24 (unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class A
Net asset value, beginning of period	$8.22	$8.22	$8.60	$10.14	$9.98	$9.79
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.20	$0.37	$0.31	$0.19	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	0.02	(0.07)	(0.46)	(1.22)	0.38	0.23
Net increase (decrease) from investment operations	$0.22	$0.30	$(0.15)	$(1.03)	$0.61	$0.48
Distributions to shareholders:
Net investment income	$(0.23)	$(0.30)	$(0.23)	$(0.16)	$(0.27)	$(0.29)
Net realized gain	—	—	—	(0.35)	(0.18)	—
Total distributions	$(0.23)	$(0.30)	$(0.23)	$(0.51)	$(0.45)	$(0.29)
Net increase (decrease) in net asset value	$(0.01)	$—	$(0.38)	$(1.54)	$0.16	$0.19
Net asset value, end of period	$8.21	$8.22	$8.22	$8.60	$10.14	$9.98
Total return (b)	2.60%(c)	3.81%(d)	(1.70)%	(10.66)%	6.26%	5.01%
Ratio of net expenses to average net assets	0.77%(e)	0.81%	0.83%	0.79%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets	4.59%(e)	4.59%	3.76%	2.02%	2.26%	2.58%
Portfolio turnover rate	22%(c)	57%	58%	72%	59%	71%
Net assets, end of period (in thousands)	$468,232	$472,854	$544,279	$625,834	$831,595	$960,460
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
97Pioneer Bond Fund | Semiannual Report | 12/31/24

	Six Months Ended 12/31/24 (unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class C
Net asset value, beginning of period	$8.12	$8.12	$8.51	$10.03	$9.87	$9.68
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.16	$0.32	$0.25	$0.13	$0.17	$0.19
Net realized and unrealized gain (loss) on investments	0.03	(0.07)	(0.46)	(1.20)	0.38	0.23
Net increase (decrease) from investment operations	$0.19	$0.25	$(0.21)	$(1.07)	$0.55	$0.42
Distributions to shareholders:
Net investment income	$(0.20)	$(0.25)	$(0.18)	$(0.10)	$(0.21)	$(0.23)
Net realized gain	—	—	—	(0.35)	(0.18)	—
Total distributions	$(0.20)	$(0.25)	$(0.18)	$(0.45)	$(0.39)	$(0.23)
Net increase (decrease) in net asset value	$(0.01)	$—	$(0.39)	$(1.52)	$0.16	$0.19
Net asset value, end of period	$8.11	$8.12	$8.12	$8.51	$10.03	$9.87
Total return (b)	2.28%(c)	3.13%(d)	(2.49)%	(11.16)%	5.63%	4.38%
Ratio of net expenses to average net assets	1.42%(e)	1.46%	1.49%	1.43%	1.43%	1.45%
Ratio of net investment income (loss) to average net assets	3.93%(e)	3.95%	3.09%	1.36%	1.65%	1.96%
Portfolio turnover rate	22%(c)	57%	58%	72%	59%	71%
Net assets, end of period (in thousands)	$17,372	$15,891	$16,617	$21,371	$35,295	$59,026
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2498

Financial Highlights  (continued)
	Six Months Ended 12/31/24 (unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class K
Net asset value, beginning of period	$8.21	$8.21	$8.60	$10.13	$9.98	$9.78
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.21	$0.41	$0.35	$0.24	$0.28	$0.30
Net realized and unrealized gain (loss) on investments	0.02	(0.07)	(0.47)	(1.21)	0.37	0.24
Net increase (decrease) from investment operations	$0.23	$0.34	$(0.12)	$(0.97)	$0.65	$0.54
Distributions to shareholders:
Net investment income	$(0.24)	$(0.34)	$(0.27)	$(0.21)	$(0.32)	$(0.34)
Net realized gain	—	—	—	(0.35)	(0.18)	—
Total distributions	$(0.24)	$(0.34)	$(0.27)	$(0.56)	$(0.50)	$(0.34)
Net increase (decrease) in net asset value	$(0.01)	$—	$(0.39)	$(1.53)	$0.15	$0.20
Net asset value, end of period	$8.20	$8.21	$8.21	$8.60	$10.13	$9.98
Total return (b)	2.83%(c)	4.28%(d)	(1.34)%	(10.12)%	6.66%	5.65%
Ratio of net expenses to average net assets	0.34%(e)	0.36%	0.36%	0.33%	0.34%	0.34%
Ratio of net investment income (loss) to average net assets	5.01%(e)	5.05%	4.25%	2.46%	2.73%	3.08%
Portfolio turnover rate	22%(c)	57%	58%	72%(f)	59%	71%
Net assets, end of period (in thousands)	$1,616,028	$1,500,985	$1,487,534	$1,540,983	$1,983,399	$1,918,556
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class K’s total return was less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
99Pioneer Bond Fund | Semiannual Report | 12/31/24

	Six Months Ended 12/31/24 (unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class R
Net asset value, beginning of period	$8.29	$8.29	$8.68	$10.23	$10.07	$9.88
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.18	$0.35	$0.29	$0.17	$0.20	$0.23
Net realized and unrealized gain (loss) on investments	0.02	(0.07)	(0.47)	(1.23)	0.39	0.23
Net increase (decrease) from investment operations	$0.20	$0.28	$(0.18)	$(1.06)	$0.59	$0.46
Distributions to shareholders:
Net investment income	$(0.21)	$(0.28)	$(0.21)	$(0.14)	$(0.25)	$(0.27)
Net realized gain	—	—	—	(0.35)	(0.18)	—
Total distributions	$(0.21)	$(0.28)	$(0.21)	$(0.49)	$(0.43)	$(0.27)
Net increase (decrease) in net asset value	$(0.01)	$—	$(0.39)	$(1.55)	$0.16	$0.19
Net asset value, end of period	$8.28	$8.29	$8.29	$8.68	$10.23	$10.07
Total return (b)	2.44%(c)	3.49%(d)	(2.05)%	(10.88)%	5.97%	4.76%
Ratio of net expenses to average net assets	1.09%(e)	1.11%	1.11%	1.07%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets	4.27%(e)	4.30%	3.50%	1.73%	1.99%	2.33%
Portfolio turnover rate	22%(c)	57%	58%	72%	59%	71%
Net assets, end of period (in thousands)	$161,369	$157,915	$161,550	$172,125	$212,127	$191,311
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/24100

Financial Highlights  (continued)
	Six Months Ended 12/31/24 (unaudited)	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Class Y
Net asset value, beginning of period	$8.13	$8.13	$8.51	$10.04	$9.89	$9.70
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.21	$0.40	$0.34	$0.22	$0.26	$0.29
Net realized and unrealized gain (loss) on investments	0.02	(0.07)	(0.46)	(1.20)	0.38	0.23
Net increase (decrease) from investment operations	$0.23	$0.33	$(0.12)	$(0.98)	$0.64	$0.52
Distributions to shareholders:
Net investment income	$(0.24)	$(0.33)	$(0.26)	$(0.20)	$(0.31)	$(0.33)
Net realized gain	—	—	—	(0.35)	(0.18)	—
Total distributions	$(0.24)	$(0.33)	$(0.26)	$(0.55)	$(0.49)	$(0.33)
Net increase (decrease) in net asset value	$(0.01)	$—	$(0.38)	$(1.53)	$0.15	$0.19
Net asset value, end of period	$8.12	$8.13	$8.13	$8.51	$10.04	$9.89
Total return (b)	2.78%(c)	4.17%(d)	(1.39)%	(10.34)%	6.58%	5.44%
Ratio of net expenses to average net assets	0.45%(e)	0.47%	0.47%	0.44%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	4.90%(e)	4.94%	4.13%	2.36%	2.62%	2.96%
Portfolio turnover rate	22%(c)	57%	58%	72%(f)	59%	71%
Net assets, end of period (in thousands)	$2,574,626	$2,407,835	$2,267,796	$2,230,576	$2,795,466	$2,847,487
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
101Pioneer Bond Fund | Semiannual Report | 12/31/24

Notes to Financial Statements  |  12/31/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Bond Fund (the “Fund”) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income and total return.
The Fund offers ﬁve classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has
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appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an
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exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
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Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
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Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial
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statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended June 30, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$181,149,684
Total	$181,149,684
The following shows the components of distributable earnings (losses) on a federal income tax basis at June 30, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$24,844,533
Capital loss carryforward	(616,304,513)
Other book/tax temporary differences	(2,781,095)
Net unrealized depreciation	(235,177,150)
Total	$(829,418,225)
The difference between book basis and tax basis unrealized depreciation is primarily attributable to the mark to market on futures contracts and credit default swaps, the tax deferral of losses on wash sales and straddles, realization for tax purposes of unrealized gains on investments in passive foreign investment companies, and the book/tax differences in the adjustments relating to insurance-linked securities, perpetual bonds, and premium and amortization.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $7,291 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay
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distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have
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resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including
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the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security
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may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund may invest up to 20% of its net assets in below investment grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by
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government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial
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owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at December 31, 2024 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no
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way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at December 31, 2024 are disclosed in the Schedule of Investments.
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K.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of December 31, 2024, the amount of cash deposited with a broker as collateral is recorded as “Collateral due from broker for TBA Securities” on the Statement of Assets and Liabilities and totalled $4,346,629. No collateral was received from counterparties for TBAs.
L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at
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December 31, 2024 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended December 31, 2024 were $1,705,783,635 and $132,342,877, respectively. Open futures contracts outstanding at December 31, 2024 are listed in the Schedule of Investments.
M.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and
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would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The
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underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at December 31, 2024 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the six months ended December 31, 2024 was $272,703,333. Open credit default swap contracts at December 31, 2024 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Fund’s average daily net assets up to $500 million, 0.35% of the next $500 million of the Fund’s average daily net assets, 0.30% of the next $1 billion of the Fund’s average daily net assets, 0.25% of the next $8 billion of the Fund’s average daily net assets, and 0.225% of the Fund’s average daily net assets over $10 billion. For the six months ended December 31, 2024, the effective management fee (excluding waivers
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and/or assumption of expenses) was equivalent to 0.29% (annualized) of the Fund’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $188,471 in management fees payable to the Adviser at December 31, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended December 31, 2024, the Fund paid $132,686 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At December 31, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $5,797 and a payable for administrative expenses of $164,547, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended December 31, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$22,764
Class C	990
Class K	52,261
Class R	770
Class Y	66,633
Total	$143,418
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5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $29,362 in distribution fees payable to the Distributor at December 31, 2024.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended December 31, 2024, CDSCs in the amount of $1,931 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. From January 31, 2024 to December 31, 2024, the Fund participated in a credit facility in the amount of $250 million. The upfront
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fee with respect to the credit facility was 0.05% of the total credit facility, and the commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended December 31, 2024, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$8,320,750	$—	$—	$—	$—
Centrally cleared swap contracts†	—	2,271,984	—	—	—
Total Value	$8,320,750	$2,271,984	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
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†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(4,953,994)	$—	$—	$—	$—
Swap contracts	—	(5,891,520)	—	—	—
Total Value	$(4,953,994)	$(5,891,520)	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(15,894,479)	$—	$—	$—	$—
Swap contracts	—	(2,902,958)	—	—	—
Total Value	$(15,894,479)	$(2,902,958)	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of December 31, 2024, the Fund had no unfunded loan commitments outstanding.
9. Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
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Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
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Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Bond Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US, as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
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management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
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comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the third quintile relative to its Strategic Insight peer group for the comparable period.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management
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fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
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Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
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How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2025 Amundi Asset Management US, Inc. 18633-19-0225

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Bond Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US, as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in

Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the third quintile relative to its Strategic Insight peer group for the comparable period.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date February 28, 2025

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Principal Financial Officer

Date February 28, 2025

*	Print the name and title of each signing officer under his or her signature.